AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Long-Term Investments — 83.9%
Common Stocks — 74.2%
Aerospace & Defense — 1.4%
AeroVironment, Inc.*	2,000	$166,720
Airbus SE (France)	25,212	2,173,284
Axon Enterprise, Inc.*	2,410	278,958
CAE, Inc. (Canada)*	12,275	188,299
Dassault Aviation SA (France)	24,886	2,831,302
HEICO Corp. (Class A Stock)	2,174	249,184
Hexcel Corp.(a)	4,510	233,257
Howmet Aerospace, Inc.	26,147	808,727
L3Harris Technologies, Inc.	19,777	4,110,254
Leonardo SpA (Italy)	91,809	650,045
Mercury Systems, Inc.*(a)	3,900	158,340
Montana Aerospace AG (Germany), 144A*	18,171	189,578
Northrop Grumman Corp.	11,079	5,210,675
Rolls-Royce Holdings PLC (United Kingdom)*	1,060,059	811,849
Safran SA (France)	12,753	1,160,392
Spirit AeroSystems Holdings, Inc. (Class A Stock)	6,367	139,565
Thales SA (France)	20,443	2,252,696
		21,613,125
Air Freight & Logistics — 0.2%
Deutsche Post AG (Germany)	29,037	875,165
GXO Logistics, Inc.*	6,100	213,866
United Parcel Service, Inc. (Class B Stock)	9,703	1,567,423
YTO Express Group Co. Ltd. (China) (Class A Stock)	63,900	185,140
		2,841,594
Airlines — 0.0%
Air Arabia PJSC (United Arab Emirates)	573,204	324,552
Allegiant Travel Co.*	1,000	72,980
JetBlue Airways Corp.*	4,700	31,161
Spirit Airlines, Inc.*	3,600	67,752
		496,445
Auto Components — 0.4%
Autoliv, Inc. (Sweden)(a)	4,230	281,845
CIE Automotive SA (Spain)	8,613	178,346
Faurecia SE (France)*	30,359	328,631
Fuyao Glass Industry Group Co. Ltd. (China) (Class A Stock)	69,946	349,303
Gentex Corp.	13,162	313,782
Huayu Automotive Systems Co. Ltd. (China) (Class A Stock)	156,200	359,637
Kendrion NV (Netherlands)	4,314	57,981
Lear Corp.	3,041	363,977
Magna International, Inc. (Canada)(a)	10,661	505,545
Musashi Seimitsu Industry Co. Ltd. (Japan)	25,300	272,397
NGK Spark Plug Co. Ltd. (Japan)	17,200	305,052
Nifco, Inc. (Japan)	9,300	194,357
Nippon Seiki Co. Ltd. (Japan)	27,200	142,218
	Shares	Value
Common Stocks (continued)
Auto Components (cont’d.)
Stanley Electric Co. Ltd. (Japan)	82,500	$1,295,297
Tenneco, Inc. (Class A Stock)*	4,900	85,211
Toyo Tire Corp. (Japan)	26,500	288,441
Zhejiang Shuanghuan Driveline Co. Ltd. (China) (Class A Stock)	65,800	267,645
		5,589,665
Automobiles — 1.0%
Knaus Tabbert AG (Germany)	4,753	124,268
Lucid Group, Inc.*(a)	15,182	212,092
Maruti Suzuki India Ltd. (India)	9,791	1,056,906
Mercedes-Benz Group AG (Germany)	17,738	896,958
Rivian Automotive, Inc. (Class A Stock)*(a)	17,327	570,232
Stellantis NV	70,854	837,980
Suzuki Motor Corp. (Japan)	29,200	909,000
Tesla, Inc.*	32,900	8,726,725
Toyota Motor Corp. (Japan)	148,200	1,937,041
		15,271,202
Banks — 3.5%
Axis Bank Ltd. (India)	209,346	1,871,855
Banco Comercial Portugues SA (Portugal) (Class R Stock)	2,031,953	241,770
Bank Central Asia Tbk PT (Indonesia)	3,867,400	2,158,935
Bank of America Corp.	298,103	9,002,711
BankUnited, Inc.	8,833	301,824
BAWAG Group AG (Austria), 144A*	45,812	1,969,380
BNP Paribas SA (France)	34,767	1,468,532
Capitec Bank Holdings Ltd. (South Africa)	6,271	537,264
Eagle Bancorp, Inc.	4,925	220,739
East West Bancorp, Inc.	5,353	359,400
Erste Group Bank AG (Austria)	29,896	655,385
FinecoBank Banca Fineco SpA (Italy)	37,465	462,711
First Business Financial Services, Inc.	8,688	280,709
First Citizens BancShares, Inc. (Class A Stock)	390	310,998
First Internet Bancorp	4,128	139,774
Hilltop Holdings, Inc.	8,500	211,225
Home BancShares, Inc.(a)	18,180	409,232
HSBC Holdings PLC (United Kingdom)	227,740	1,179,206
ICICI Bank Ltd. (India), ADR(a)	47,515	996,390
ING Groep NV (Netherlands)	296,662	2,541,927
JPMorgan Chase & Co.	33,915	3,544,117
KBC Group NV (Belgium)	14,465	686,422
Kotak Mahindra Bank Ltd. (India)	29,355	651,519
Lloyds Banking Group PLC (United Kingdom)	2,275,408	1,028,458
Mitsubishi UFJ Financial Group, Inc. (Japan)	266,400	1,206,826
National Bank of Canada (Canada)	27,371	1,715,554
Nicolet Bankshares, Inc.*	3,948	278,097
OTP Bank Nyrt (Hungary)	23,021	419,974
Pacific Premier Bancorp, Inc.	8,661	268,145
Park National Corp.(a)	2,247	279,707
Pinnacle Financial Partners, Inc.	4,686	380,035
Popular, Inc. (Puerto Rico)	6,052	436,107
A1

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Banks (cont’d.)
Renasant Corp.	11,730	$366,914
Seacoast Banking Corp. of Florida	10,979	331,895
Shore Bancshares, Inc.	15,850	274,522
SouthState Corp.	4,190	331,513
Standard Chartered PLC (United Kingdom)	61,295	383,373
Swedbank AB (Sweden) (Class A Stock)	152,854	2,006,325
TCS Group Holding PLC (Russia), GDR*^	8,149	1
UniCredit SpA (Italy)	78,981	799,610
United Overseas Bank Ltd. (Singapore)	72,900	1,320,407
Webster Financial Corp.	8,161	368,877
Wells Fargo & Co.	214,702	8,635,314
WesBanco, Inc.	11,835	394,934
Western Alliance Bancorp	18,527	1,217,965
		52,646,578
Beverages — 1.3%
Asahi Group Holdings Ltd. (Japan)	39,100	1,218,984
Boston Beer Co., Inc. (The) (Class A Stock)*	343	111,012
Carlsberg A/S (Denmark) (Class B Stock)	7,891	922,746
Coca-Cola Co. (The)	80,537	4,511,683
Coca-Cola Consolidated, Inc.	370	152,340
Constellation Brands, Inc. (Class A Stock)	2,797	642,415
Diageo PLC (United Kingdom)	21,987	925,510
Keurig Dr. Pepper, Inc.	124,212	4,449,274
Kweichow Moutai Co. Ltd. (China) (Class A Stock)	4,167	1,089,257
Monster Beverage Corp.*	14,244	1,238,658
National Beverage Corp.	2,620	100,975
PepsiCo, Inc.	16,522	2,697,382
Treasury Wine Estates Ltd. (Australia)	84,045	676,256
Tsingtao Brewery Co. Ltd. (China) (Class H Stock)	56,000	527,955
		19,264,447
Biotechnology — 1.3%
AbbVie, Inc.	58,308	7,825,517
Abcam PLC (United Kingdom)*	44,064	657,952
ACADIA Pharmaceuticals, Inc.*(a)	10,900	178,324
AIM ImmunoTech, Inc.*(a)	115,700	67,337
Alkermes PLC*	7,955	177,635
Alnylam Pharmaceuticals, Inc.*	2,830	566,453
Apellis Pharmaceuticals, Inc.*	3,725	254,417
Argenx SE (Netherlands), ADR*	2,511	886,509
BioMarin Pharmaceutical, Inc.*	4,166	353,152
Blueprint Medicines Corp.*	3,450	227,321
Denali Therapeutics, Inc.*	5,500	168,795
Exact Sciences Corp.*	4,654	151,208
Exelixis, Inc.*	10,200	159,936
Fate Therapeutics, Inc.*(a)	5,100	114,291
Genmab A/S (Denmark)*	3,006	967,041
Genprex, Inc.*(a)	54,900	77,409
Genus PLC (United Kingdom)	10,704	310,548
	Shares	Value
Common Stocks (continued)
Biotechnology (cont’d.)
Global Blood Therapeutics, Inc.*	2,233	$152,067
Horizon Therapeutics PLC*	4,900	303,261
IGM Biosciences, Inc.*(a)	4,145	94,257
Insmed, Inc.*(a)	9,100	196,014
Intellia Therapeutics, Inc.*	2,800	156,688
Ionis Pharmaceuticals, Inc.*	6,379	282,143
Iovance Biotherapeutics, Inc.*	13,600	130,288
Karuna Therapeutics, Inc.*	2,198	494,396
Mirati Therapeutics, Inc.*	2,400	167,616
Moderna, Inc.*	5,537	654,750
Neurocrine Biosciences, Inc.*	3,328	353,467
Novavax, Inc.*(a)	3,600	65,520
PharmaCyte Biotech, Inc.*(a)	10,600	25,440
RAPT Therapeutics, Inc.*	4,200	101,052
Regeneron Pharmaceuticals, Inc.*	2,496	1,719,420
Sage Therapeutics, Inc.*	3,770	147,633
Sarepta Therapeutics, Inc.*	3,000	331,620
Scholar Rock Holding Corp.*	9,406	65,184
Seagen, Inc.*	3,393	464,264
TG Therapeutics, Inc.*	12,100	71,632
Twist Bioscience Corp.*	3,700	130,388
Ultragenyx Pharmaceutical, Inc.*	3,914	162,079
United Therapeutics Corp.*	1,433	300,042
Xencor, Inc.*(a)	8,410	218,492
Zealand Pharma A/S (Denmark)*	13,036	296,108
Zentalis Pharmaceuticals, Inc.*	4,300	93,138
		20,320,804
Building Products — 0.4%
American Woodmark Corp.*	4,040	177,194
Apogee Enterprises, Inc.	5,590	213,650
Armstrong World Industries, Inc.	2,700	213,921
Assa Abloy AB (Sweden) (Class B Stock)	42,708	800,180
Astral Ltd. (India)	14,195	386,619
Blue Star Ltd. (India)	20,581	277,600
Carel Industries SpA (Italy), 144A	30,073	559,645
Carlisle Cos., Inc.	1,540	431,831
Daikin Industries Ltd. (Japan)	5,700	877,054
Genuit Group PLC (United Kingdom)	48,202	156,030
Gibraltar Industries, Inc.*	4,909	200,925
Nitto Boseki Co. Ltd. (Japan)(a)	6,100	97,074
Sanwa Holdings Corp. (Japan)	17,800	152,878
Simpson Manufacturing Co., Inc.	3,100	243,040
Trane Technologies PLC	8,311	1,203,516
Trex Co., Inc.*	4,160	182,790
		6,173,947
Capital Markets — 2.4%
Affiliated Managers Group, Inc.	1,100	123,035
AJ Bell PLC (United Kingdom)	48,051	143,123
Ares Management Corp. (Class A Stock)	5,053	313,033
Ashford, Inc.*(a)	2,410	32,487
Avanza Bank Holding AB (Sweden)	18,178	276,991
Blackstone, Inc.(a)	14,200	1,188,540
Blucora, Inc.*	12,600	243,684
Blue Owl Capital, Inc.(a)	47,934	442,431

A2

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Capital Markets (cont’d.)
Bridgepoint Group PLC (United Kingdom), 144A	288,154	$597,816
Charles Schwab Corp. (The)	99,773	7,170,685
CME Group, Inc.	11,194	1,982,793
Coinbase Global, Inc. (Class A Stock)*(a)	737	47,529
Deutsche Boerse AG (Germany)	5,640	924,547
flatexDEGIRO AG (Germany)*(a)	27,623	245,892
Goldman Sachs Group, Inc. (The)	12,860	3,768,623
Greenhill & Co., Inc.(a)	18,948	112,551
Intermediate Capital Group PLC (United Kingdom)	36,722	396,139
Investec PLC (United Kingdom)	93,444	376,060
Julius Baer Group Ltd. (Switzerland)	54,654	2,385,049
KKR & Co., Inc.	11,223	482,589
London Stock Exchange Group PLC (United Kingdom)	19,164	1,618,379
LPL Financial Holdings, Inc.	2,480	541,830
Molten Ventures PLC (United Kingdom)*	80,059	268,385
Morgan Stanley	29,266	2,312,307
MSCI, Inc.	557	234,937
Ninety One PLC (United Kingdom)	22,868	46,281
Partners Group Holding AG (Switzerland)	2,351	1,892,049
S&P Global, Inc.	5,859	1,789,046
Saudi Tadawul Group Holding Co. (Saudi Arabia)	3,803	202,153
Tikehau Capital SCA (France)(a)	11,671	282,416
TMX Group Ltd. (Canada)	29,064	2,673,379
Tradeweb Markets, Inc. (Class A Stock)	2,779	156,791
UBS Group AG (Switzerland)	81,715	1,185,518
Van Lanschot Kempen NV (Netherlands)	9,274	178,523
Virtus Investment Partners, Inc.	2,210	352,539
XP, Inc. (Brazil) (Class A Stock)*(a)	70,154	1,333,628
		36,321,758
Chemicals — 1.7%
Air Products & Chemicals, Inc.	4,156	967,226
Akzo Nobel NV (Netherlands)	57,542	3,260,903
Covestro AG (Germany), 144A	29,125	832,732
Croda International PLC (United Kingdom)	6,573	469,470
DIC Corp. (Japan)	41,900	699,678
Fine Organic Industries Ltd. (India)	1,395	119,040
FMC Corp.	12,535	1,324,950
Huntsman Corp.	12,493	306,578
Incitec Pivot Ltd. (Australia)	151,388	344,237
Koninklijke DSM NV (Netherlands)	4,348	494,761
Linde PLC (United Kingdom) (NYSE)	9,654	2,602,622
Linde PLC (United Kingdom) (BATE)	7,464	2,020,748
Nippon Sanso Holdings Corp. (Japan)	22,600	357,238
Nippon Shokubai Co. Ltd. (Japan)	11,200	418,385
Nippon Soda Co. Ltd. (Japan)	15,500	471,667
Nutrien Ltd. (Canada)(a)	64,361	5,366,420
Quaker Chemical Corp.(a)	1,740	251,221
RPM International, Inc.	16,581	1,381,363
	Shares	Value
Common Stocks (continued)
Chemicals (cont’d.)
Sakata INX Corp. (Japan)	41,200	$278,573
Scotts Miracle-Gro Co. (The)(a)	2,451	104,780
Sherwin-Williams Co. (The)	15,669	3,208,228
Sumitomo Seika Chemicals Co. Ltd. (Japan)	7,800	161,205
Tronox Holdings PLC (Class A Stock)	13,000	159,250
Valvoline, Inc.	9,187	232,799
Victrex PLC (United Kingdom)	15,382	283,964
		26,118,038
Commercial Services & Supplies — 0.6%
ARC Document Solutions, Inc.	44,302	100,123
Brady Corp. (Class A Stock)	5,800	242,034
Cintas Corp.	671	260,475
Clean Harbors, Inc.*	2,664	292,987
Deluxe Corp.	6,900	114,885
Downer EDI Ltd. (Australia)	266,311	778,961
GEO Group, Inc. (The)*(a)	12,400	95,480
IAA, Inc.*	3,811	121,380
KAR Auction Services, Inc.*	6,411	71,611
Republic Services, Inc.	13,878	1,887,963
SPIE SA (France)	24,760	518,617
Stericycle, Inc.*	5,010	210,971
UniFirst Corp.	1,017	171,090
Waste Connections, Inc.	33,174	4,482,803
		9,349,380
Communications Equipment — 0.3%
CommScope Holding Co., Inc.*	12,300	113,283
Intelbras SA Industria de Telecomunicacao Eletronica Brasileira (Brazil)	33,000	181,323
Lumentum Holdings, Inc.*	4,127	282,989
Motorola Solutions, Inc.	8,897	1,992,661
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	211,880	1,238,534
Viavi Solutions, Inc.*	27,187	354,790
Zhongji Innolight Co. Ltd. (China) (Class A Stock)	64,800	235,898
		4,399,478
Construction & Engineering — 0.1%
Arcosa, Inc.	5,000	285,900
Comfort Systems USA, Inc.	3,300	321,189
MasTec, Inc.*	4,800	304,800
WillScot Mobile Mini Holdings Corp.*	10,481	422,699
		1,334,588
Construction Materials — 0.1%
HeidelbergCement AG (Germany)	10,987	434,032
Taiheiyo Cement Corp. (Japan)	59,500	840,224
		1,274,256
Consumer Finance — 0.2%
Aiful Corp. (Japan)	181,500	472,972
Ally Financial, Inc.	4,950	137,759
American Express Co.	7,944	1,071,725

A3

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Consumer Finance (cont’d.)
CreditAccess Grameen Ltd. (India)*	17,692	$214,603
Funding Circle Holdings PLC (United Kingdom), 144A*	207,163	94,090
LendingTree, Inc.*	2,880	68,717
PROG Holdings, Inc.*	5,757	86,240
Shriram Transport Finance Co. Ltd. (India)	58,440	854,568
SLM Corp.	6,885	96,321
SoFi Technologies, Inc.*(a)	16,963	82,779
Upstart Holdings, Inc.*(a)	1,900	39,501
		3,219,275
Containers & Packaging — 0.3%
Amcor PLC, CDI	68,352	733,641
Avery Dennison Corp.	10,896	1,772,779
Ball Corp.	28,288	1,366,876
Crown Holdings, Inc.	3,767	305,240
Graphic Packaging Holding Co.	17,200	339,528
Mayr Melnhof Karton AG (Austria)	217	27,946
O-I Glass, Inc.*	11,900	154,105
		4,700,115
Diversified Consumer Services — 0.1%
2U, Inc.*	9,200	57,500
Arco Platform Ltd. (Brazil) (Class A Stock)*(a)	16,413	177,096
Bright Horizons Family Solutions, Inc.*	1,948	112,302
Frontdoor, Inc.*	6,350	129,477
Graham Holdings Co. (Class B Stock)	349	187,755
IDP Education Ltd. (Australia)	15,779	265,063
Service Corp. International	4,030	232,692
Strategic Education, Inc.	1,870	114,837
Terminix Global Holdings, Inc.*	3,200	122,528
		1,399,250
Diversified Financial Services — 0.4%
Apollo Global Management, Inc.	9,500	441,750
Banca Mediolanum SpA (Italy)	176,106	1,102,800
Corebridge Financial, Inc.*(a)	16,457	324,038
eGuarantee, Inc. (Japan)	9,000	155,474
Equitable Holdings, Inc.	10,687	281,603
Housing Development Finance Corp. Ltd. (India)	78,832	2,199,376
Hypoport SE (Germany)*	963	85,003
ORIX Corp. (Japan)	74,100	1,038,071
Syncona Ltd.*	92,895	169,329
Tokyo Century Corp. (Japan)	8,200	262,358
Voya Financial, Inc.(a)	4,549	275,215
		6,335,017
Diversified Telecommunication Services — 0.8%
ATN International, Inc.(a)	8,770	338,259
Deutsche Telekom AG (Germany)	220,918	3,760,394
Helios Towers PLC (Tanzania)*	200,251	251,657
Indus Towers Ltd. (India)	239,532	578,205
KT Corp. (South Korea)	1,791	45,021
KT Corp. (South Korea), ADR(a)	62,483	763,542
	Shares	Value
Common Stocks (continued)
Diversified Telecommunication Services (cont’d.)
Liberty Global PLC (United Kingdom) (Class C Stock)*	3,667	$60,506
Liberty Latin America Ltd. (Chile) (Class A Stock)*	16,592	102,705
Liberty Latin America Ltd. (Chile) (Class C Stock)*(a)	18,851	115,934
Nippon Telegraph & Telephone Corp. (Japan)	180,900	4,879,292
Sarana Menara Nusantara Tbk PT (Indonesia)	11,933,600	964,739
		11,860,254
Electric Utilities — 1.5%
American Electric Power Co., Inc.	33,413	2,888,554
Duke Energy Corp.	5,880	546,958
EDP - Energias do Brasil SA (Brazil)	138,542	562,453
Enel SpA (Italy)	317,168	1,300,777
Exelon Corp.	38,241	1,432,508
FirstEnergy Corp.	10,851	401,487
Iberdrola SA (Spain)	160,436	1,495,935
IDACORP, Inc.	3,896	385,743
NextEra Energy, Inc.	47,431	3,719,065
OGE Energy Corp.	4,268	155,611
Southern Co. (The)	125,585	8,539,780
Via Renewables, Inc.(a)	19,020	131,428
Xcel Energy, Inc.	22,614	1,447,296
		23,007,595
Electrical Equipment — 0.8%
Eaton Corp. PLC	22,528	3,004,334
Hongfa Technology Co. Ltd. (China) (Class A Stock)	69,740	338,435
Hubbell, Inc.	13,826	3,083,198
Idec Corp. (Japan)(a)	13,200	267,528
Jiangsu GoodWe Power Supply Technology Co. Ltd. (China) (Class A Stock)	5,592	220,139
Mitsubishi Electric Corp. (Japan)	90,400	817,944
NARI Technology Co. Ltd. (China) (Class A Stock)	308,936	1,070,086
Plug Power, Inc.*(a)	14,214	298,636
Polycab India Ltd. (India)	11,052	345,555
Prysmian SpA (Italy)	27,114	776,650
Rockwell Automation, Inc.	1,575	338,798
Shenzhen Megmeet Electrical Co. Ltd. (China) (Class A Stock)	97,200	392,217
Shoals Technologies Group, Inc. (Class A Stock)*	6,570	141,584
Signify NV, 144A	26,390	679,210
Sunrun, Inc.*	7,500	206,925
Thermon Group Holdings, Inc.*	15,745	242,630
TPI Composites, Inc.*	8,700	98,136
Zhejiang HangKe Technology, Inc. Co. (China) (Class A Stock)	18,788	130,980
		12,452,985

A4

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp. (Class A Stock)	22,478	$1,505,127
Avnet, Inc.	9,563	345,415
Badger Meter, Inc.	1,418	131,009
BOE Varitronix Ltd. (China)	105,000	188,768
Chroma ATE, Inc. (Taiwan)	37,000	208,175
Cognex Corp.	6,276	260,140
Coherent Corp.*	6,583	229,417
Corning, Inc.	3,929	114,020
Daiwabo Holdings Co. Ltd. (Japan)	36,200	466,753
Horiba Ltd. (Japan)	4,700	182,294
Itron, Inc.*	4,200	176,862
Keyence Corp. (Japan)	3,700	1,223,074
Littelfuse, Inc.	1,717	341,151
Murata Manufacturing Co. Ltd. (Japan)	24,100	1,109,255
National Instruments Corp.	9,134	344,717
Nippon Ceramic Co. Ltd. (Japan)	8,000	134,749
Renishaw PLC (United Kingdom)	3,950	153,198
Sensirion Holding AG (Switzerland), 144A*	1,592	129,604
Shimadzu Corp. (Japan)	31,200	818,572
Taiyo Yuden Co. Ltd. (Japan)(a)	4,900	126,457
TE Connectivity Ltd. (Switzerland)	18,062	1,993,322
		10,182,079
Energy Equipment & Services — 0.2%
China Oilfield Services Ltd. (China) (Class A Stock)	111,300	224,186
Helmerich & Payne, Inc.	7,689	284,262
Liberty Energy, Inc. (Class A Stock)*	16,591	210,374
Modec, Inc. (Japan)*	18,700	191,628
Natural Gas Services Group, Inc.*	13,888	139,436
Oceaneering International, Inc.*	16,989	135,232
TechnipFMC PLC (United Kingdom)*	16,536	139,895
TGS ASA (Norway)	24,697	301,855
Worley Ltd. (Australia)	127,031	1,035,643
Yantai Jereh Oilfield Services Group Co. Ltd. (China) (Class A Stock)	54,500	249,020
		2,911,531
Entertainment — 0.7%
AMC Entertainment Holdings, Inc. (Class A Stock)*(a)	9,999	69,693
Frontier Developments PLC (United Kingdom)*	12,456	185,864
Liberty Media Corp.-Liberty Formula One (Class A Stock)*	2,970	155,985
Liberty Media Corp.-Liberty Formula One (Class C Stock) *	23,344	1,365,624
Live Nation Entertainment, Inc.*	6,598	501,712
Netflix, Inc.*	8,541	2,010,893
ROBLOX Corp. (Class A Stock)*	6,811	244,106
Roku, Inc.*	3,210	181,044
Sea Ltd. (Singapore), ADR*(a)	30,141	1,689,403
Spotify Technology SA*	2,223	191,845
Walt Disney Co. (The)*	34,041	3,211,088
Warner Music Group Corp. (Class A Stock)	4,644	107,787
	Shares	Value
Common Stocks (continued)
Entertainment (cont’d.)
World Wrestling Entertainment, Inc. (Class A Stock)(a)	2,100	$147,357
		10,062,401
Equity Real Estate Investment Trusts (REITs) — 4.5%
Acadia Realty Trust	65,712	829,285
Alexandria Real Estate Equities, Inc.	12,144	1,702,467
American Homes 4 Rent (Class A Stock)	54,454	1,786,636
American Tower Corp.	30,826	6,618,342
Americold Realty Trust, Inc.	8,100	199,260
Apartment Income REIT Corp.	11,630	449,151
Apartment Investment & Management Co. (Class A Stock)	23,946	174,806
Apple Hospitality REIT, Inc.	81,378	1,144,175
AvalonBay Communities, Inc.	20,161	3,713,455
Braemar Hotels & Resorts, Inc.(a)	35,818	154,017
Camden Property Trust	12,868	1,537,083
Centerspace	3,470	233,600
Crown Castle, Inc.(a)	22,702	3,281,574
CubeSmart	48,318	1,935,619
Derwent London PLC (United Kingdom)	10,296	232,280
Douglas Emmett, Inc.(a)	45,954	823,955
EastGroup Properties, Inc.(a)	11,809	1,704,511
Equinix, Inc.	5,225	2,972,189
Equity LifeStyle Properties, Inc.	49,787	3,128,615
Equity Residential	79,448	5,340,495
Essex Property Trust, Inc.	7,337	1,777,242
Extra Space Storage, Inc.(a)	3,505	605,349
Federal Realty Investment Trust	2,760	248,731
Great Portland Estates PLC (United Kingdom)	80,648	393,217
Host Hotels & Resorts, Inc.	33,996	539,856
Independence Realty Trust, Inc.	12,690	212,304
Innovative Industrial Properties, Inc.	1,000	88,500
JBG SMITH Properties	6,300	117,054
Kilroy Realty Corp.	16,874	710,564
Kimco Realty Corp.	18,710	344,451
National Retail Properties, Inc.	1,075	42,849
National Storage Affiliates Trust	3,300	137,214
Office Properties Income Trust	10,301	144,729
Omega Healthcare Investors, Inc.(a)	9,000	265,410
Pebblebrook Hotel Trust(a)	34,162	495,691
Power REIT*	4,784	51,045
Prologis, Inc.	59,137	6,008,319
Public Storage	10,381	3,039,661
Rayonier, Inc.(a)	27,956	837,841
Regency Centers Corp.	26,096	1,405,270
Rexford Industrial Realty, Inc.	36,833	1,915,316
RLJ Lodging Trust	19,368	196,004
RPT Realty	35,188	266,021
Sabra Health Care REIT, Inc.	19,339	253,728
SBA Communications Corp.	9,732	2,770,214
Simon Property Group, Inc.	19,345	1,736,214
SL Green Realty Corp.(a)	8,367	336,019
Summit Industrial Income REIT (Canada)	12,838	159,017

A5

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Sun Communities, Inc.	3,200	$433,056
Terreno Realty Corp.(a)	30,621	1,622,607
Urban Edge Properties(a)	12,969	173,006
Ventas, Inc.	14,381	577,685
Welltower, Inc.(a)	22,934	1,475,115
Weyerhaeuser Co.	28,333	809,190
WP Carey, Inc.(a)	4,324	301,815
Xenia Hotels & Resorts, Inc.	14,324	197,528
		68,649,347
Food & Staples Retailing — 0.9%
BJ’s Wholesale Club Holdings, Inc.*	4,512	328,519
Casey’s General Stores, Inc.	1,490	301,755
Costco Wholesale Corp.	2,391	1,129,197
CP ALL PCL (Thailand)	658,400	977,681
Jeronimo Martins SGPS SA (Portugal)	37,339	695,380
MatsukiyoCocokara & Co. (Japan)	27,400	1,175,273
Ocado Group PLC (United Kingdom)*	49,339	256,043
Performance Food Group Co.*	4,488	192,760
PriceSmart, Inc.	2,570	148,006
Raia Drogasil SA (Brazil)	95,249	401,701
Seven & i Holdings Co. Ltd. (Japan)	48,500	1,948,247
Shop Apotheke Europe NV (Netherlands), 144A*	8,622	346,623
Sprouts Farmers Market, Inc.*	10,312	286,158
Walmart, Inc.	45,340	5,880,598
		14,067,941
Food Products — 1.0%
Barry Callebaut AG (Switzerland)	671	1,264,845
Bunge Ltd.	4,658	384,611
Cal-Maine Foods, Inc.	5,020	279,062
Darling Ingredients, Inc.*	4,370	289,075
Edita Food Industries SAE (Egypt), 144A, GDR^	3,964	9,940
Edita Food Industries SAE (Egypt), GDR^	17,605	44,145
Freshpet, Inc.*	1,854	92,867
Ingredion, Inc.	530	42,676
Inner Mongolia Yili Industrial Group Co. Ltd. (China) (Class A Stock)	184,200	848,883
McCormick & Co., Inc.(a)	8,424	600,378
Mondelez International, Inc. (Class A Stock)	102,316	5,609,986
Nestle SA	39,581	4,280,975
Post Holdings, Inc.*	1,480	121,227
Simply Good Foods Co. (The)*	3,602	115,228
Tingyi Cayman Islands Holding Corp. (China)	236,000	406,419
		14,390,317
Gas Utilities — 0.1%
Atmos Energy Corp.(a)	11,431	1,164,247
China Resources Gas Group Ltd. (China)	118,900	376,989
National Fuel Gas Co.	5,437	334,647
	Shares	Value
Common Stocks (continued)
Gas Utilities (cont’d.)
Southwest Gas Holdings, Inc.	3,418	$238,406
		2,114,289
Health Care Equipment & Supplies — 2.4%
Abbott Laboratories	24,299	2,351,171
Alcon, Inc. (Switzerland)	32,813	1,905,957
Align Technology, Inc.*	933	193,234
Becton, Dickinson & Co.	58,706	13,081,458
BioMerieux (France)	1,810	143,171
Cochlear Ltd. (Australia)	2,922	362,964
CryoPort, Inc.*(a)	4,200	102,312
DiaSorin SpA (Italy)	7,976	890,062
Eiken Chemical Co. Ltd. (Japan)	19,900	247,804
Enovis Corp.*	2,659	122,500
Envista Holdings Corp.*(a)	4,746	155,716
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	41,757	432,807
Haemonetics Corp.*(a)	2,360	174,711
ICU Medical, Inc.*(a)	1,300	195,780
Inspire Medical Systems, Inc.*	1,330	235,902
Insulet Corp.*	1,901	436,089
Intuitive Surgical, Inc.*	13,114	2,458,088
Koninklijke Philips NV (Netherlands)	150,906	2,323,425
Masimo Corp.*	1,550	218,798
Medtronic PLC	8,307	670,790
Meridian Bioscience, Inc.*	6,400	201,792
Nakanishi, Inc. (Japan)	16,100	294,409
Nevro Corp.*	2,900	135,140
Nipro Corp. (Japan)	51,100	383,879
Novocure Ltd.*(a)	2,766	210,161
OraSure Technologies, Inc.*	22,500	85,275
Outset Medical, Inc.*	6,486	103,322
Penumbra, Inc.*	1,380	261,648
Qingdao Haier Biomedical Co. Ltd. (China) (Class A Stock)	42,663	371,179
QuidelOrtho Corp.*	1,840	131,523
Shandong Pharmaceutical Glass Co. Ltd. (China) (Class A Stock)	221,100	893,932
Shandong Weigao Group Medical Polymer Co. Ltd. (China) (Class H Stock)	276,800	370,817
Shockwave Medical, Inc.*	1,252	348,144
Smith & Nephew PLC (United Kingdom)	134,806	1,556,037
STERIS PLC	479	79,648
Stryker Corp.	21,530	4,360,686
Teleflex, Inc.	1,201	241,954
		36,732,285
Health Care Providers & Services — 3.1%
Ambea AB (Sweden), 144A	7,473	26,156
Amedisys, Inc.*	2,260	218,745
Amplifon SpA (Italy)	55,624	1,449,244
Apollo Medical Holdings, Inc.*(a)	2,800	109,200
Centene Corp.*	68,903	5,361,343
Chemed Corp.	600	261,936
Cigna Corp.	10,924	3,031,082
dentalcorp Holdings Ltd. (Canada)*	25,085	144,370

A6

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Health Care Providers & Services (cont’d.)
Dr. Lal PathLabs Ltd. (India), 144A	4,432	$136,303
Elevance Health, Inc.	25,624	11,639,446
Fresenius SE & Co. KGaA (Germany)	30,072	640,991
Guardant Health, Inc.*	4,000	215,320
HCA Healthcare, Inc.	9,363	1,720,826
Humana, Inc.	2,850	1,382,792
Integrated Diagnostics Holdings PLC (Egypt), 144A	185,732	140,419
Invitae Corp.*(a)	33,200	81,672
Molina Healthcare, Inc.*	4,281	1,412,045
Oak Street Health, Inc.*(a)	6,600	161,832
Pediatrix Medical Group, Inc.*(a)	10,266	169,492
Pennant Group, Inc. (The)*	9,062	94,335
Progyny, Inc.*	4,300	159,358
Rede D’Or Sao Luiz SA (Brazil), 144A	13,355	73,851
Select Medical Holdings Corp.	13,639	301,422
Sinopharm Group Co. Ltd. (China) (Class H Stock)	126,400	252,267
Tenet Healthcare Corp.*	4,500	232,110
UnitedHealth Group, Inc.	35,456	17,906,698
		47,323,255
Health Care Technology — 0.2%
Phreesia, Inc.*	5,792	147,580
Simulations Plus, Inc.	2,323	112,758
Teladoc Health, Inc.*(a)	5,973	151,416
Veeva Systems, Inc. (Class A Stock)*	10,906	1,798,181
		2,209,935
Hotels, Restaurants & Leisure — 1.7%
Airbnb, Inc. (Class A Stock)*	7,686	807,337
Aramark	5,400	168,480
Bloomin’ Brands, Inc.(a)	8,847	162,166
Booking Holdings, Inc.*	423	695,078
Brinker International, Inc.*	3,340	83,433
Carrols Restaurant Group, Inc.*	69,300	112,959
Cheesecake Factory, Inc. (The)	5,140	150,499
Chipotle Mexican Grill, Inc.*	1,562	2,347,311
Denny’s Corp.*	14,015	131,881
DraftKings, Inc. (Class A Stock)*(a)	13,300	201,362
Galaxy Entertainment Group Ltd. (Macau)	164,000	963,974
H World Group Ltd. (China)	108,400	369,373
Hilton Worldwide Holdings, Inc.	26,097	3,147,820
InterContinental Hotels Group PLC (United Kingdom)	21,105	1,016,456
Las Vegas Sands Corp.*(a)	22,015	826,003
Light & Wonder, Inc.*	3,400	145,792
Marriott International, Inc. (Class A Stock)	13,113	1,837,656
Marriott Vacations Worldwide Corp.	2,382	290,271
McDonald’s Corp.	25,040	5,777,730
Noodles & Co.*	19,100	89,770
Planet Fitness, Inc. (Class A Stock)*	10,925	629,935
SSP Group PLC (United Kingdom)*	97,536	204,122
Trainline PLC (United Kingdom), 144A*	121,410	425,406
Travel + Leisure Co.	5,680	193,802
Trip.com Group Ltd. (China), ADR*(a)	48,640	1,328,358
	Shares	Value
Common Stocks (continued)
Hotels, Restaurants & Leisure (cont’d.)
Vail Resorts, Inc.	770	$166,043
Wingstop, Inc.(a)	1,308	164,049
Wyndham Hotels & Resorts, Inc.(a)	5,471	335,646
Yum! Brands, Inc.	26,840	2,854,166
		25,626,878
Household Durables — 0.4%
Ariston Holding NV (Italy)	24,116	204,608
Cairn Homes PLC (Ireland)	297,130	241,554
Century Communities, Inc.	4,246	181,644
Fujitsu General Ltd. (Japan)	66,300	1,379,633
Gree Electric Appliances, Inc. of Zhuhai (China) (Class A Stock)	174,894	792,861
Haier Smart Home Co. Ltd. (China) (Class H Stock)	138,000	419,931
Jason Furniture Hangzhou Co. Ltd. (China) (Class A Stock)	41,410	230,619
KB Home(a)	3,700	95,904
MDC Holdings, Inc.(a)	4,622	126,735
Rinnai Corp. (Japan)	1,900	136,531
Skyline Champion Corp.*	2,688	142,115
Sony Group Corp. (Japan)	18,300	1,178,785
Taylor Wimpey PLC (United Kingdom)	464,595	452,394
Tempur Sealy International, Inc.	9,048	218,419
		5,801,733
Household Products — 0.3%
Colgate-Palmolive Co.	7,623	535,516
Essity AB (Sweden) (Class B Stock)	55,996	1,106,302
Procter & Gamble Co. (The)	25,477	3,216,471
WD-40 Co.(a)	1,140	200,343
		5,058,632
Independent Power & Renewable Electricity Producers — 0.2%
Clearway Energy, Inc. (Class C Stock)	2,992	95,295
Electric Power Development Co. Ltd. (Japan)	25,600	362,022
NTPC Ltd. (India)	1,304,957	2,548,663
Vistra Corp.	9,600	201,600
		3,207,580
Industrial Conglomerates — 1.2%
CK Hutchison Holdings Ltd. (United Kingdom)	123,500	680,022
Fosun International Ltd. (China)	575,500	355,661
General Electric Co.	106,402	6,587,348
Hitachi Ltd. (Japan)	41,700	1,774,589
Honeywell International, Inc.	30,311	5,061,028
Siemens AG (Germany)	26,848	2,624,201
SM Investments Corp. (Philippines)	47,230	581,702
Smiths Group PLC (United Kingdom)	52,063	867,212
		18,531,763
Insurance — 3.6%
AIA Group Ltd. (Hong Kong)	316,000	2,630,987
Allstate Corp. (The)	4,305	536,102
American International Group, Inc.	32,431	1,539,824

A7

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Insurance (cont’d.)
Aon PLC (Class A Stock)	7,376	$1,975,809
Arch Capital Group Ltd.*	4,500	204,930
Argo Group International Holdings Ltd.	4,401	84,763
AXA SA (France)	110,251	2,407,101
Axis Capital Holdings Ltd.	5,757	282,957
Chubb Ltd.	70,951	12,904,568
CNO Financial Group, Inc.	13,976	251,149
Dai-ichi Life Holdings, Inc. (Japan)	25,500	405,458
Definity Financial Corp. (Canada)(a)	42,811	1,203,115
Direct Line Insurance Group PLC (United Kingdom)	270,635	558,363
Fidelity National Financial, Inc.	5,387	195,009
First American Financial Corp.	2,965	136,687
Hanover Insurance Group, Inc. (The)	3,151	403,769
Hartford Financial Services Group, Inc. (The)	33,892	2,099,270
HDFC Life Insurance Co. Ltd. (India), 144A	140,093	908,645
Kemper Corp.	5,288	218,183
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros (Spain)	124,465	117,366
Manulife Financial Corp. (Canada)	76,631	1,202,708
Markel Corp.*	174	188,654
Marsh & McLennan Cos., Inc.	29,712	4,435,704
MetLife, Inc.	37,137	2,257,187
Old Republic International Corp.	11,404	238,686
Progressive Corp. (The)	45,320	5,266,637
Prudential PLC (Hong Kong)	97,953	958,728
Reinsurance Group of America, Inc.	2,200	276,782
RenaissanceRe Holdings Ltd. (Bermuda)	1,724	242,032
Sampo OYJ (Finland) (Class A Stock)	44,373	1,894,356
Selective Insurance Group, Inc.	4,618	375,905
Sompo Holdings, Inc. (Japan)	25,900	1,036,294
Steadfast Group Ltd. (Australia)	147,932	439,870
Sun Life Financial, Inc. (Canada)	26,696	1,061,578
Travelers Cos., Inc. (The)	26,527	4,063,936
Zurich Insurance Group AG (Switzerland)	3,945	1,572,678
		54,575,790
Interactive Media & Services — 2.5%
Alphabet, Inc. (Class A Stock)*	13,475	1,288,884
Alphabet, Inc. (Class C Stock)*	244,120	23,472,138
Baidu, Inc. (China), ADR*	16,490	1,937,410
Baltic Classifieds Group PLC (United Kingdom)	125,379	190,101
IAC, Inc.*	3,429	189,898
Info Edge India Ltd. (India)	2,803	131,739
JOYY, Inc. (China), ADR(a)	14,190	368,940
Kanzhun Ltd. (China), ADR*(a)	59,341	1,001,676
Meta Platforms, Inc. (Class A Stock)*	29,460	3,997,133
NAVER Corp. (South Korea)	10,617	1,414,357
Pinterest, Inc. (Class A Stock)*	31,201	726,983
Rightmove PLC (United Kingdom)	87,552	467,081
Scout24 SE (Germany), 144A	3,222	161,456
Snap, Inc. (Class A Stock)*	23,851	234,217
Tencent Holdings Ltd. (China)	45,700	1,543,578
	Shares	Value
Common Stocks (continued)
Interactive Media & Services (cont’d.)
Z Holdings Corp. (Japan)	427,600	$1,133,424
Ziff Davis, Inc.*(a)	2,506	171,611
ZoomInfo Technologies, Inc.*	7,244	301,785
		38,732,411
Internet & Direct Marketing Retail — 1.7%
Alibaba Group Holding Ltd. (China), ADR*	39,021	3,121,290
Amazon.com, Inc.*	130,981	14,800,853
ASOS PLC (United Kingdom)*	44,059	277,086
Auction Technology Group PLC (United Kingdom)*	21,537	170,285
boohoo Group PLC (United Kingdom)*	254,434	102,011
Chewy, Inc. (Class A Stock)*(a)	3,200	98,304
DoorDash, Inc. (Class A Stock)*(a)	9,806	484,907
FSN E-Commerce Ventures Ltd. (India)*	10,183	157,531
Groupon, Inc.*(a)	4,940	39,322
JD Health International, Inc. (China), 144A*	124,550	709,480
Media Do Co. Ltd. (Japan)	9,100	113,764
MercadoLibre, Inc. (Brazil)*	1,436	1,188,692
Ozon Holdings PLC (Russia), ADR*(a)^	7,125	1
Prosus NV (China)*	75,954	3,951,630
Quotient Technology, Inc.*	28,600	66,066
Stitch Fix, Inc. (Class A Stock)*	13,500	53,325
Victorian Plumbing Group PLC (United Kingdom)*	101,901	41,149
Wayfair, Inc. (Class A Stock)*(a)	2,378	77,404
Zomato Ltd. (India)*	313,829	237,480
		25,690,580
IT Services — 3.1%
Accenture PLC (Class A Stock)	14,838	3,817,817
Adesso SE (Germany)	646	64,958
Adyen NV (Netherlands), 144A*	1,042	1,299,543
Affirm Holdings, Inc.*(a)	13,060	245,006
Amadeus IT Group SA (Spain)*	29,808	1,381,978
Automatic Data Processing, Inc.	6,928	1,567,044
Block, Inc.*(a)	17,702	973,433
Broadridge Financial Solutions, Inc.	14,907	2,151,378
CANCOM SE (Germany)	5,762	135,965
Capgemini SE (France)	5,636	902,327
CI&T, Inc. (Brazil) (Class A Stock)*	12,043	113,084
Cloudflare, Inc. (Class A Stock)*(a)	6,820	377,214
CSG Systems International, Inc.(a)	6,200	327,856
Edenred (France)	6,524	300,566
Euronet Worldwide, Inc.*	1,879	142,353
Fidelity National Information Services, Inc.	19,430	1,468,325
Fiserv, Inc.*	41,470	3,880,348
FleetCor Technologies, Inc.*	1,141	201,010
FPT Corp. (Vietnam)	76,720	257,532
Fujitsu Ltd. (Japan)	13,700	1,502,233
GoDaddy, Inc. (Class A Stock)*	3,500	248,080
Indra Sistemas SA (Spain)	44,867	341,645
Keywords Studios PLC (Ireland)	25,353	646,748

A8

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
IT Services (cont’d.)
Majorel Group Luxembourg SA (Luxembourg)	16,269	$330,540
Mastercard, Inc. (Class A Stock)	15,368	4,369,737
Maximus, Inc.	2,960	171,295
MongoDB, Inc.*(a)	4,623	917,943
Nagarro SE (Germany)*(a)	1,759	154,543
NET One Systems Co. Ltd. (Japan)	11,100	215,476
Network International Holdings PLC (United Arab Emirates), 144A*	260,405	872,533
NTT Data Corp. (Japan)	57,200	738,858
Okta, Inc.*	4,367	248,351
Payoneer Global, Inc.*	19,169	115,973
PayPal Holdings, Inc.*	4,445	382,581
Shopify, Inc. (Canada) (Class A Stock)*(a)	34,498	929,376
Shopify, Inc. (Canada) (Class A Stock)*	10,901	293,487
Snowflake, Inc. (Class A Stock)*	9,494	1,613,600
SS&C Technologies Holdings, Inc.	4,557	217,597
TELUS International CDA, Inc. (Philippines)*	31,562	826,208
Twilio, Inc. (Class A Stock)*	4,030	278,634
VeriSign, Inc.*	5,192	901,850
Visa, Inc. (Class A Stock)(a)	64,194	11,404,064
WEX, Inc.*	1,741	221,003
Wix.com Ltd. (Israel)*	3,131	244,938
		47,795,030
Leisure Products — 0.1%
BRP, Inc.	6,637	408,834
Brunswick Corp.	2,985	195,368
MIPS AB (Sweden)	3,947	117,167
Peloton Interactive, Inc. (Class A Stock)*(a)	11,587	80,298
Polaris, Inc.(a)	2,104	201,248
Smith & Wesson Brands, Inc.	3,100	32,147
Spin Master Corp. (Canada), 144A	16,183	487,007
Thule Group AB (Sweden), 144A	21,190	421,901
		1,943,970
Life Sciences Tools & Services — 2.1%
10X Genomics, Inc. (Class A Stock)*	3,700	105,376
Adaptive Biotechnologies Corp.*	18,267	130,061
Agilent Technologies, Inc.	17,876	2,172,828
Avantor, Inc.*	13,265	259,994
Bruker Corp.	4,428	234,950
Danaher Corp.	47,380	12,237,780
Eurofins Scientific SE (Luxembourg)	9,860	585,332
Evotec SE (Germany)*	60,818	1,057,371
Lonza Group AG (Switzerland)	3,475	1,691,947
Olink Holding AB (Sweden), ADR*(a)	24,396	296,167
Oxford Nanopore Technologies PLC (United Kingdom)*	54,138	152,709
PerkinElmer, Inc.	9,130	1,098,613
PolyPeptide Group AG, 144A*	13,749	400,690
Repligen Corp.*	1,420	265,696
SKAN Group AG (Switzerland)	1,311	75,973
Syneos Health, Inc.*	3,210	151,351
Tecan Group AG (Switzerland)	419	143,736
	Shares	Value
Common Stocks (continued)
Life Sciences Tools & Services (cont’d.)
Thermo Fisher Scientific, Inc.	19,028	$9,650,811
West Pharmaceutical Services, Inc.	4,049	996,378
Wuxi Biologics Cayman, Inc. (China), 144A*	73,000	434,558
		32,142,321
Machinery — 1.2%
3D Systems Corp.*	10,426	83,199
Aalberts NV (Netherlands)	6,022	196,396
Aida Engineering Ltd. (Japan)	26,100	147,983
Alstom SA (France)	37,156	601,027
Cummins, Inc.	5,108	1,039,529
Daimler Truck Holding AG (Germany)*	54,767	1,238,143
Douglas Dynamics, Inc.	3,851	107,905
Esab Corp.(a)	5,159	172,104
Fluidra SA (Spain)	91,148	1,366,769
Fujitec Co. Ltd. (Japan)	9,100	183,043
GEA Group AG (Germany)	19,483	630,528
Graco, Inc.	3,323	199,214
GVS SpA (Italy), 144A*	25,374	148,188
Illinois Tool Works, Inc.(a)	8,697	1,571,113
Impro Precision Industries Ltd., 144A	676,000	168,615
Ingersoll Rand, Inc.	12,715	550,051
Knorr-Bremse AG (Germany)	7,691	330,276
Lincoln Electric Holdings, Inc.	1,815	228,182
Manitowoc Co., Inc. (The)*	14,127	109,484
METAWATER Co. Ltd. (Japan)	14,400	188,489
Metso Outotec OYJ (Finland)	55,434	367,615
Middleby Corp. (The)*	10,220	1,309,897
Mueller Water Products, Inc. (Class A Stock)	24,125	247,764
Norma Group SE (Germany)	7,923	106,713
NSK Ltd. (Japan)	117,400	575,758
Obara Group, Inc. (Japan)	13,700	304,443
Omega Flex, Inc.(a)	1,500	138,930
Oshkosh Corp.	3,344	235,050
Otis Worldwide Corp.	12,362	788,696
Proto Labs, Inc.*	2,697	98,252
RBC Bearings, Inc.*	1,023	212,590
Rotork PLC (United Kingdom)	120,389	312,436
Shenzhen Inovance Technology Co. Ltd. (China) (Class A Stock)	123,200	989,754
Spirax-Sarco Engineering PLC (United Kingdom)	2,920	335,663
Stanley Black & Decker, Inc.	6,697	503,681
Takeuchi Manufacturing Co. Ltd. (Japan)	15,300	282,407
Takuma Co. Ltd. (Japan)	18,100	155,212
Timken Co. (The)	5,200	307,008
Toro Co. (The)	3,000	259,440
Trelleborg AB (Sweden) (Class B Stock)	9,683	181,661
Trinity Industries, Inc.(a)	6,800	145,180
Valmet OYJ (Finland)	7,899	159,688
Wabash National Corp.(a)	13,600	211,616
Weir Group PLC (The) (United Kingdom)	19,773	306,110

A9

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Machinery (cont’d.)
Yangzijiang Shipbuilding Holdings Ltd. (China)	1,219,300	$870,474
		18,666,276
Media — 0.3%
Altice USA, Inc. (Class A Stock)*	16,026	93,431
Ascential PLC (United Kingdom)*	276,529	629,419
Cable One, Inc.	94	80,187
Comcast Corp. (Class A Stock)	19,779	580,118
Daily Journal Corp.*(a)	690	176,909
DallasNews Corp.	7,237	33,580
Gannett Co., Inc.*	41,420	63,373
Informa PLC (United Kingdom)	110,950	634,179
Liberty Broadband Corp. (Class C Stock)*	3,948	291,362
oOh!media Ltd. (Australia)	171,061	133,672
Scholastic Corp.	6,068	186,652
Trade Desk, Inc. (The) (Class A Stock)*	9,200	549,700
WPP PLC (United Kingdom)	140,213	1,157,485
YouGov PLC (United Kingdom)	51,307	503,049
		5,113,116
Metals & Mining — 0.4%
BHP Group Ltd. (Australia) (XASX)	37,982	944,161
BHP Group Ltd. (Australia) (XLON)	53,500	1,332,218
Cleveland-Cliffs, Inc.*(a)	12,629	170,113
Compass Minerals International, Inc.	3,330	128,305
Mitsui Mining & Smelting Co. Ltd. (Japan)	13,600	285,342
Nippon Steel Corp. (Japan)	42,500	589,826
OZ Minerals Ltd. (Australia)	15,892	262,906
Reliance Steel & Aluminum Co.	2,104	366,959
Royal Gold, Inc.(a)	2,790	261,758
South32 Ltd. (Australia)	538,668	1,278,749
Southern Copper Corp. (Peru)(a)	7,371	330,516
Steel Dynamics, Inc.	7,044	499,772
United States Steel Corp.(a)	7,000	126,840
		6,577,465
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
AGNC Investment Corp.	17,210	144,908
Annaly Capital Management, Inc.(a)	8,594	147,477
Apollo Commercial Real Estate Finance, Inc.(a)	24,055	199,656
Ellington Residential Mortgage REIT(a)	20,580	126,979
Granite Point Mortgage Trust, Inc.	27,681	178,266
Orchid Island Capital, Inc.(a)	16,540	135,628
Ready Capital Corp.(a)	13,226	134,112
Two Harbors Investment Corp.(a)	42,176	140,024
		1,207,050
Multiline Retail — 0.6%
Dollar General Corp.	29,740	7,133,436
Next PLC (United Kingdom)	11,749	623,588
Nordstrom, Inc.	4,600	76,958
Ollie’s Bargain Outlet Holdings, Inc.*(a)	2,739	141,332
	Shares	Value
Common Stocks (continued)
Multiline Retail (cont’d.)
Pan Pacific International Holdings Corp. (Japan)	41,900	$739,150
Ryohin Keikaku Co. Ltd. (Japan)	19,700	164,841
V-Mart Retail Ltd. (India)	4,885	168,064
		9,047,369
Multi-Utilities — 1.3%
Ameren Corp.	40,832	3,289,018
Black Hills Corp.(a)	3,168	214,569
CMS Energy Corp.	26,831	1,562,637
Dominion Energy, Inc.	79,740	5,510,831
DTE Energy Co.	10,183	1,171,554
Engie SA (France)	120,442	1,386,274
NiSource, Inc.	25,097	632,193
NorthWestern Corp.	5,516	271,829
Sempra Energy	24,338	3,649,240
WEC Energy Group, Inc.	16,442	1,470,408
		19,158,553
Oil, Gas & Consumable Fuels — 2.2%
Cheniere Energy, Inc.	9,738	1,615,632
CVR Energy, Inc.	6,900	199,962
EOG Resources, Inc.	28,596	3,195,031
Equitrans Midstream Corp.	20,837	155,861
Exxon Mobil Corp.	109,991	9,603,314
Galp Energia SGPS SA (Portugal)	269,292	2,590,963
Gazprom PJSC (Russia)*^	321,836	—
Hess Corp.	6,298	686,419
Magnolia Oil & Gas Corp. (Class A Stock)(a)	19,387	384,056
Matador Resources Co.	7,749	379,081
Murphy Oil Corp.	8,776	308,652
Ovintiv, Inc.	9,083	417,818
PBF Energy, Inc. (Class A Stock)*	5,676	199,568
PDC Energy, Inc.	6,400	369,856
Petronet LNG Ltd. (India)	128,808	314,946
Shell PLC (Netherlands)	86,865	2,154,941
SM Energy Co.	6,044	227,315
Targa Resources Corp.	8,581	517,777
TC Energy Corp. (Canada) (XNYS)	40,519	1,632,510
TC Energy Corp. (Canada) (XTSE)	19,309	777,756
TotalEnergies SE (France)	146,837	6,888,797
Valero Energy Corp.	3,375	360,619
Williams Cos., Inc. (The)	24,354	697,255
		33,678,129
Paper & Forest Products — 0.1%
Clearwater Paper Corp.*	3,889	146,227
Mondi PLC (Austria)	24,729	379,898
Suzano SA (Brazil)	102,498	848,774
		1,374,899
Personal Products — 0.4%
Beiersdorf AG (Germany)	5,541	544,472
BellRing Brands, Inc.*(a)	8,339	171,867
Haleon PLC (United Kingdom), ADR*(a)	58,147	354,115

A10

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Personal Products (cont’d.)
LG H&H Co. Ltd. (South Korea)	1,261	$552,720
Medifast, Inc.	910	98,608
Olaplex Holdings, Inc.*(a)	34,146	326,094
Unilever PLC (United Kingdom) (SGMX)	47,761	2,098,611
Unilever PLC (United Kingdom) (BATE)	55,114	2,425,916
		6,572,403
Pharmaceuticals — 4.0%
Arvinas, Inc.*	3,024	134,538
Astellas Pharma, Inc. (Japan)	107,000	1,417,461
AstraZeneca PLC (United Kingdom), ADR	253,903	13,924,041
Bayer AG (Germany)	54,901	2,529,539
Chugai Pharmaceutical Co. Ltd. (Japan)	55,700	1,391,558
Daiichi Sankyo Co. Ltd. (Japan)	59,500	1,663,077
Dechra Pharmaceuticals PLC (United Kingdom)	8,089	234,912
Elanco Animal Health, Inc.*	12,728	157,954
Eli Lilly & Co.	24,750	8,002,912
GSK PLC, ADR(a)	46,324	1,363,315
Jazz Pharmaceuticals PLC*	1,850	246,587
Johnson & Johnson	57,401	9,377,027
Laboratorios Farmaceuticos Rovi SA (Spain)	11,362	488,292
Novartis AG (Switzerland)	26,028	1,984,296
Otsuka Holdings Co. Ltd. (Japan)	91,600	2,900,503
Pacira BioSciences, Inc.*	2,922	155,421
Reata Pharmaceuticals, Inc. (Class A Stock)*	3,270	82,175
Roche Holding AG	17,233	5,609,906
Royalty Pharma PLC (Class A Stock)	7,400	297,332
Sanofi (France)	33,301	2,535,755
Sanofi (France), ADR	31,382	1,193,144
Supernus Pharmaceuticals, Inc.*	5,650	191,253
Takeda Pharmaceutical Co. Ltd. (Japan)	31,800	825,776
TFF Pharmaceuticals, Inc.*(a)	22,700	92,162
Torrent Pharmaceuticals Ltd. (India)	24,032	458,195
Zoetis, Inc.	24,115	3,576,013
		60,833,144
Professional Services — 0.5%
ALS Ltd. (Australia)	19,683	127,525
Booz Allen Hamilton Holding Corp.	3,800	350,930
CBIZ, Inc.*(a)	4,740	202,777
DKSH Holding AG (Switzerland)	5,988	434,469
Equifax, Inc.	4,371	749,321
Exponent, Inc.	2,400	210,408
FTI Consulting, Inc.*(a)	1,950	323,135
HeadHunter Group PLC (Russia), ADR(a)^	13,700	1
Huron Consulting Group, Inc.*	3,616	239,560
Insperity, Inc.	1,825	186,314
Korn Ferry	2,193	102,961
ManpowerGroup, Inc.	1,878	121,488
Outsourcing, Inc. (Japan)	78,300	591,891
	Shares	Value
Common Stocks (continued)
Professional Services (cont’d.)
Persol Holdings Co. Ltd. (Japan)	93,400	$1,727,754
TeamLease Services Ltd. (India)*	5,372	197,620
Teleperformance (France)	2,922	741,264
TransUnion	9,091	540,824
Upwork, Inc.*	7,300	99,426
		6,947,668
Real Estate Management & Development — 0.4%
Aedas Homes SA (Spain), 144A	12,615	179,357
Altus Group Ltd. (Canada)	8,478	274,836
China Resources Mixc Lifestyle Services Ltd. (China), 144A	160,400	612,217
Corp Inmobiliaria Vesta SAB de CV (Mexico)	40,726	75,994
Country Garden Services Holdings Co. Ltd. (China)	140,000	204,403
DigitalBridge Group, Inc.	9,810	122,723
eXp World Holdings, Inc.(a)	5,621	63,012
Hongkong Land Holdings Ltd. (Hong Kong)	136,300	598,905
Howard Hughes Corp. (The)*	5,401	299,161
Jones Lang LaSalle, Inc.*	934	141,099
Kojamo OYJ (Finland)	21,317	274,542
Mitsubishi Estate Co. Ltd. (Japan)	60,100	791,888
Mitsui Fudosan Co. Ltd. (Japan)	51,900	988,694
Nexity SA (France)	9,621	195,322
Opendoor Technologies, Inc.*(a)	57,801	179,761
RE/MAX Holdings, Inc. (Class A Stock)	5,694	107,674
St. Joe Co. (The)	2,928	93,784
Tokyo Tatemono Co. Ltd. (Japan)	28,100	399,819
Vonovia SE (Germany)	13,100	282,721
Zillow Group, Inc. (Class C Stock)*	4,300	123,023
		6,008,935
Road & Rail — 0.9%
Canadian Pacific Railway Ltd. (Canada)(a)	38,702	2,582,197
CSX Corp.	85,929	2,289,149
J.B. Hunt Transport Services, Inc.	7,925	1,239,628
Knight-Swift Transportation Holdings, Inc.	3,900	190,827
Landstar System, Inc.	2,170	313,283
Lyft, Inc. (Class A Stock)*(a)	9,300	122,481
National Express Group PLC (United Kingdom)*	112,593	210,501
Norfolk Southern Corp.	2,786	584,085
Old Dominion Freight Line, Inc.	4,983	1,239,621
Saia, Inc.*(a)	3,755	713,450
Sankyu, Inc. (Japan)	4,400	127,781
Uber Technologies, Inc.*	40,300	1,067,950
Union Pacific Corp.	13,537	2,637,278
XPO Logistics, Inc.*	4,400	195,888
		13,514,119
Semiconductors & Semiconductor Equipment — 2.7%
Advanced Micro Devices, Inc.*	22,442	1,421,925
AIXTRON SE (Germany)	8,485	204,101

A11

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Amkor Technology, Inc.	12,833	$218,803
ams-OSRAM AG (Austria)*	24,356	151,609
Analog Devices, Inc.	1,295	180,445
Applied Materials, Inc.	10,509	861,002
ASML Holding NV (Netherlands) (XAMS)	9,838	4,075,677
ASML Holding NV (Netherlands) (XNGS)	4,281	1,778,113
Broadcom, Inc.	3,777	1,677,026
Disco Corp. (Japan)	4,100	903,853
Entegris, Inc.	5,198	431,538
Infineon Technologies AG (Germany)	33,749	738,564
IQE PLC (United Kingdom)*(a)	637,070	240,568
KLA Corp.	15,352	4,645,976
Marvell Technology, Inc.	31,407	1,347,674
MaxLinear, Inc.*	6,500	212,030
Microchip Technology, Inc.	17,021	1,038,792
Monolithic Power Systems, Inc.	1,610	585,074
NVIDIA Corp.	23,259	2,823,410
NXP Semiconductors NV (China)	4,075	601,103
QUALCOMM, Inc.	21,684	2,449,858
Silergy Corp. (China)	32,000	417,342
Synaptics, Inc.*	2,100	207,921
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	464,000	6,150,502
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	5,642	386,816
Texas Instruments, Inc.	31,147	4,820,933
Tokyo Electron Ltd. (Japan)	3,800	936,301
Ultra Clean Holdings, Inc.*	8,900	229,175
Universal Display Corp.(a)	2,090	197,192
Wolfspeed, Inc.*	3,484	360,106
		40,293,429
Software — 4.2%
ACI Worldwide, Inc.*	4,762	99,526
AppLovin Corp. (Class A Stock)*	500	9,745
Aspen Technology, Inc.*	1,044	248,681
Atlassian Corp. PLC (Class A Stock)*	6,587	1,387,156
Avalara, Inc.*	2,500	229,500
Bill.com Holdings, Inc.*	7,852	1,039,369
Black Knight, Inc.*	3,575	231,410
Bytes Technology Group PLC (United Kingdom)	48,846	227,911
CCC Intelligent Solutions Holdings, Inc.*(a)	20,454	186,131
Cerence, Inc.*	4,155	65,441
Ceridian HCM Holding, Inc.*(a)	5,931	331,424
Confluent, Inc. (Class A Stock)*(a)	6,844	162,682
Consensus Cloud Solutions, Inc.*	2,686	127,048
Constellation Software, Inc. (Canada)	1,131	1,573,739
Coupa Software, Inc.*	2,090	122,892
Crowdstrike Holdings, Inc. (Class A Stock)*	6,353	1,047,038
Datadog, Inc. (Class A Stock)*	8,735	775,493
Descartes Systems Group, Inc. (The) (Canada) (XTSE)*	8,859	562,510
	Shares	Value
Common Stocks (continued)
Software (cont’d.)
Descartes Systems Group, Inc. (The) (Canada) (XNGS)*	9,165	$582,252
Digimarc Corp.*(a)	7,190	97,425
DocuSign, Inc.*	3,860	206,394
Dolby Laboratories, Inc. (Class A Stock)	1,930	125,740
Dynatrace, Inc.*	6,049	210,566
Esker SA (France)	1,627	184,377
Fair Isaac Corp.*	737	303,651
FD Technologies PLC (United Kingdom)*	13,115	207,707
Five9, Inc.*	2,429	182,126
Fortinet, Inc.*	5,930	291,341
Fukui Computer Holdings, Inc. (Japan)	7,000	163,668
Guidewire Software, Inc.*	3,601	221,750
HashiCorp, Inc. (Class A Stock)*(a)	2,965	95,443
HubSpot, Inc.*	1,322	357,099
Intuit, Inc.	7,518	2,911,872
Manhattan Associates, Inc.*	1,553	206,596
Microsoft Corp.	139,490	32,487,221
MicroStrategy, Inc. (Class A Stock)*(a)	377	80,022
NCR Corp.*	5,384	102,350
OneSpan, Inc.*	22,000	189,420
Palantir Technologies, Inc. (Class A Stock)*(a)	37,500	304,875
Palo Alto Networks, Inc.*	6,404	1,048,911
Paycom Software, Inc.*	451	148,825
Paylocity Holding Corp.*	1,240	299,559
Pegasystems, Inc.	3,300	106,062
RingCentral, Inc. (Class A Stock)*	2,560	102,298
Roper Technologies, Inc.	12,045	4,331,864
Salesforce, Inc.*	6,442	926,617
ServiceNow, Inc.*	7,424	2,803,377
Splunk, Inc.*	3,856	289,971
Synopsys, Inc.*	8,053	2,460,272
Teradata Corp.*	3,925	121,911
UiPath, Inc. (Class A Stock)*(a)	8,700	109,707
Unity Software, Inc.*(a)	5,865	186,859
Verint Systems, Inc.*	4,997	167,799
VMware, Inc. (Class A Stock)	4,832	514,415
Workday, Inc. (Class A Stock)*(a)	4,369	665,049
Workiva, Inc.*	9,654	751,081
Xero Ltd. (New Zealand)*	4,252	196,768
Xperi Holding Corp.	14,300	202,202
Zendesk, Inc.*	2,733	207,981
Zoom Video Communications, Inc. (Class A Stock)*(a)	4,825	355,072
Zscaler, Inc.*(a)	1,654	271,868
		64,208,059
Specialty Retail — 1.2%
Aritzia, Inc. (Canada)*	11,580	380,509
Auto1 Group SE (Germany), 144A*	6,242	39,025
AutoZone, Inc.*	247	529,057
Best Buy Co., Inc.(a)	7,934	502,540
Burlington Stores, Inc.*	6,874	769,132
Carvana Co.*(a)	19,517	396,195
Dick’s Sporting Goods, Inc.(a)	1,978	206,978

A12

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Specialty Retail (cont’d.)
Five Below, Inc.*	1,700	$234,039
Floor & Decor Holdings, Inc. (Class A Stock)*	7,013	492,733
GameStop Corp. (Class A Stock)*(a)	6,140	154,298
Grupo SBF SA (Brazil)	74,741	278,494
Hibbett, Inc.	2,500	124,525
Hikari Tsushin, Inc. (Japan)	8,100	951,501
Home Depot, Inc. (The)	13,772	3,800,246
Monro, Inc.(a)	4,620	200,785
MYT Netherlands Parent BV (Germany), ADR*(a)	12,091	139,288
Nextage Co. Ltd. (Japan)(a)	27,100	587,803
ODP Corp. (The)*	2,134	75,010
O’Reilly Automotive, Inc.*	515	362,225
Petco Health & Wellness Co., Inc.*(a)	8,157	91,032
RH*(a)	682	167,820
Ross Stores, Inc.	51,965	4,379,091
TJX Cos., Inc. (The)	22,938	1,424,909
Tractor Supply Co.	4,048	752,442
Valora Holding AG (Switzerland)*	3,058	805,797
Watches of Switzerland Group PLC (United Kingdom), 144A*	43,083	318,417
Williams-Sonoma, Inc.(a)	2,248	264,927
Yellow Hat Ltd. (Japan)	24,800	307,413
		18,736,231
Technology Hardware, Storage & Peripherals — 1.9%
Apple, Inc.	183,421	25,348,782
Dell Technologies, Inc. (Class C Stock)	5,600	191,352
Pure Storage, Inc. (Class A Stock)*	9,650	264,121
Samsung Electronics Co. Ltd. (South Korea)	83,939	3,082,177
		28,886,432
Textiles, Apparel & Luxury Goods — 0.8%
Asics Corp. (Japan)	32,900	523,966
Burberry Group PLC (United Kingdom)	87,938	1,756,605
Capri Holdings Ltd.*	5,600	215,264
Columbia Sportswear Co.(a)	2,041	137,359
Crocs, Inc.*	2,665	182,979
Deckers Outdoor Corp.*	1,080	337,619
Dr. Martens PLC (United Kingdom)	83,463	204,496
Ermenegildo Zegna Holditalia SpA (Italy)	96,364	1,035,913
EssilorLuxottica SA (France)	16,884	2,294,921
Kering SA (France)	3,182	1,411,372
Li Ning Co. Ltd. (China)	28,000	212,461
Lululemon Athletica, Inc.*	7,717	2,157,364
LVMH Moet Hennessy Louis Vuitton SE (France)	1,078	635,562
NIKE, Inc. (Class B Stock)	17,926	1,490,009
Skechers USA, Inc. (Class A Stock)*	5,962	189,115
		12,785,005
Thrifts & Mortgage Finance — 0.1%
Aruhi Corp. (Japan)(a)	16,900	160,905
Hingham Institution for Savings The	810	203,399
	Shares	Value
Common Stocks (continued)
Thrifts & Mortgage Finance (cont’d.)
New York Community Bancorp, Inc.	15,496	$132,181
Ocwen Financial Corp.*	3,568	83,027
Radian Group, Inc.	9,280	179,011
TFS Financial Corp.	15,813	205,569
WSFS Financial Corp.	7,000	325,220
		1,289,312
Tobacco — 0.7%
British American Tobacco PLC (United Kingdom)	30,545	1,095,268
Imperial Brands PLC (United Kingdom)	69,610	1,431,381
Philip Morris International, Inc.	104,259	8,654,540
		11,181,189
Trading Companies & Distributors — 0.3%
AerCap Holdings NV (Ireland)*	23,211	982,522
Air Lease Corp.	5,216	161,748
Ashtead Group PLC (United Kingdom)	25,469	1,143,808
Beijer Ref AB (Sweden)	12,084	148,588
Bossard Holding AG (Switzerland) (Class A Stock)	638	108,605
Diploma PLC (United Kingdom)	4,122	105,916
Hanwa Co. Ltd. (Japan)	20,000	473,682
Herc Holdings, Inc.	1,902	197,580
IMCD NV (Netherlands)	3,674	435,595
NOW, Inc.*	18,000	180,900
Richelieu Hardware Ltd. (Canada)	4,252	117,986
SiteOne Landscape Supply, Inc.*(a)	2,730	284,302
Sumitomo Corp. (Japan)	65,700	811,683
		5,152,915
Transportation Infrastructure — 0.0%
Grupo Aeroportuario del Sureste SAB de CV (Mexico), ADR	1,608	315,441
Water Utilities — 0.1%
American States Water Co.	1,890	147,325
Artesian Resources Corp. (Class A Stock)	6,121	294,543
California Water Service Group	4,111	216,609
		658,477
Wireless Telecommunication Services — 0.3%
Gogo, Inc.*	7,010	84,961
Millicom International Cellular SA (Colombia), SDR*	41,081	471,824
T-Mobile US, Inc.*	22,842	3,064,711
Vodafone Group PLC (United Kingdom)	814,340	911,409
		4,532,905

Total Common Stocks (cost $1,310,595,152)		1,130,478,385
Preferred Stocks — 0.2%
Automobiles — 0.2%
Dr. Ing. h.c. F. Porsche AG (Germany) (PRFC)*	24,846	2,008,902

A13

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value

Preferred Stocks (continued)
Automobiles (cont’d.)
Volkswagen AG (Germany) (PRFC)	6,935	$847,401
		2,856,303
Life Sciences Tools & Services — 0.0%
Sartorius AG (Germany) (PRFC)	1,952	675,205
Machinery — 0.0%
Marcopolo SA (Brazil) (PRFC)	448,580	240,325

Total Preferred Stocks (cost $4,103,302)		3,771,833

Interest Rate	Maturity Date	Principal Amount (000)#
Asset-Backed Securities — 0.3%
Automobiles — 0.0%
Avis Budget Rental Car Funding AESOP LLC,
Series 2019-02A, Class B, 144A
3.550%	09/22/25	345	327,390
Collateralized Loan Obligations — 0.1%
Carlyle U.S. CLO Ltd. (Cayman Islands),
Series 2019-04A, Class A11R, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)
3.648%(c)	04/15/35	500	478,555
Madison Park Funding Ltd. (Cayman Islands),
Series 2019-33A, Class AR, 144A, 3 Month SOFR + 1.290% (Cap N/A, Floor 1.290%)
3.618%(c)	10/15/32	280	271,200
			749,755
Credit Cards — 0.0%
Synchrony Credit Card Master Note Trust,
Series 2017-02, Class A
2.620%	10/15/25	155	154,966
Equipment — 0.0%
CNH Equipment Trust,
Series 2019-C, Class B
2.350%	04/15/27	140	136,363
Other — 0.1%
BRE Grand Islander Timeshare Issuer LLC,
Series 2019-A, Class A, 144A
3.280%	09/26/33	77	72,055
Driven Brands Funding LLC,
Series 2019-01A, Class A2, 144A
4.641%	04/20/49	299	276,691
Elara HGV Timeshare Issuer LLC,
Series 2017-A, Class A, 144A
2.690%	03/25/30	26	25,056
Hardee’s Funding LLC,
Series 2018-01A, Class A2II, 144A
4.959%	06/20/48	365	341,728
MVW LLC,
Series 2019-02A, Class A, 144A
2.220%	10/20/38	89	84,163
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Other (cont’d.)
ServiceMaster Funding LLC,
Series 2021-01, Class A2I, 144A
2.865%	07/30/51	436	$348,749
			1,148,442
Student Loans — 0.1%
Navient Private Education Refi Loan Trust,
Series 2021-A, Class A, 144A
0.840%	05/15/69	119	104,967
SMB Private Education Loan Trust,
Series 2015-B, Class A3, 144A, 1 Month LIBOR + 1.750% (Cap N/A, Floor 0.000%)
4.568%(c)	05/17/32	325	324,436
Series 2016-B, Class A2B, 144A, 1 Month LIBOR + 1.450% (Cap N/A, Floor 0.000%)
4.268%(c)	02/17/32	303	301,914
Series 2018-B, Class A2A, 144A
3.600%	01/15/37	125	120,359
Series 2019-A, Class A2B, 144A, 1 Month LIBOR + 0.870% (Cap N/A, Floor 0.870%)
3.688%(c)	07/15/36	168	165,575
Series 2020-A, Class A2A, 144A
2.230%	09/15/37	124	116,003
Series 2021-A, Class APT1, 144A
1.070%	01/15/53	613	522,368
			1,655,622

Total Asset-Backed Securities (cost $4,494,060)			4,172,538
Commercial Mortgage-Backed Securities — 0.4%
Barclays Commercial Mortgage Securities Trust,
Series 2019-BWAY, Class D, 144A, 1 Month LIBOR + 2.160% (Cap N/A, Floor 2.160%)
4.978%(c)	11/15/34	190	170,532
BFLD Trust,
Series 2019-DPLO, Class C, 144A, 1 Month LIBOR + 1.540% (Cap N/A, Floor 1.540%)
4.358%(c)	10/15/34	580	558,223
Cantor Commercial Real Estate Lending,
Series 2019-CF01, Class 65A, 144A
4.411%(cc)	05/15/52	155	145,343
CD Mortgage Trust,
Series 2017-CD03, Class B
3.984%(cc)	02/10/50	440	388,894
Citigroup Commercial Mortgage Trust,
Series 2014-GC21, Class AS
4.026%	05/10/47	50	48,477
Series 2015-GC27, Class A5
3.137%	02/10/48	235	224,314
Commercial Mortgage Trust,
Series 2015-CR23, Class A3
3.230%	05/10/48	225	214,822
Series 2015-LC21, Class A4
3.708%	07/10/48	260	249,223
Series 2015-PC01, Class A5
3.902%	07/10/50	190	182,860

A14

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Extended Stay America Trust,
Series 2021-ESH, Class B, 144A, 1 Month LIBOR + 1.380% (Cap N/A, Floor 1.380%)
4.198%(c)	07/15/38	328	$314,540
FHLMC Multifamily Structured Pass-Through Certificates,
Series K057, Class A1
2.206%	06/25/25	72	69,832
Series K068, Class A1
2.952%	02/25/27	136	130,810
Grace Trust,
Series 2020-GRCE, Class C, 144A
2.769%(cc)	12/10/40	200	150,350
Great Wolf Trust,
Series 2019-WOLF, Class D, 144A, 1 Month LIBOR + 1.933% (Cap N/A, Floor 1.933%)
4.751%(c)	12/15/36	275	261,866
GS Mortgage Securities Trust,
Series 2014-GC26, Class A5
3.629%	11/10/47	245	235,614
Series 2018-GS09, Class A4
3.992%(cc)	03/10/51	180	168,289
JPMBB Commercial Mortgage Securities Trust,
Series 2015-C31, Class A3
3.801%	08/15/48	130	124,195
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C02, Class A4
3.144%	06/15/49	110	102,121
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2020-609M, Class A, 144A, 1 Month LIBOR + 1.370% (Cap N/A, Floor 1.370%)
4.188%(c)	10/15/33	340	326,326
MHC Trust,
Series 2021-MHC02, Class D, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)
4.318%(c)	05/15/38	400	377,946
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C17, Class A5
3.741%	08/15/47	115	111,920
Series 2014-C17, Class B
4.464%(cc)	08/15/47	60	57,601
Series 2015-C27, Class AS
4.068%	12/15/47	265	249,112
Series 2016-C30, Class A5
2.860%	09/15/49	75	68,251
Morgan Stanley Capital I Trust,
Series 2019-MEAD, Class D, 144A
3.283%(cc)	11/10/36	580	501,477
New Orleans Hotel Trust,
Series 2019-HNLA, Class C, 144A, 1 Month LIBOR + 1.589% (Cap N/A, Floor 1.589%)
4.407%(c)	04/15/32	548	513,452
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
SFO Commercial Mortgage Trust,
Series 2021-555, Class B, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)
4.318%(c)	05/15/38	410	$383,266

Total Commercial Mortgage-Backed Securities (cost $6,871,559)			6,329,656
Corporate Bonds — 2.5%
Advertising — 0.0%
Omnicom Group, Inc./Omnicom Capital, Inc.,
Sr. Unsec’d. Notes
3.600%	04/15/26	130	123,178
3.650%	11/01/24	105	102,041
WPP Finance 2010 (United Kingdom),
Gtd. Notes
3.750%	09/19/24	85	82,500
			307,719
Aerospace & Defense — 0.0%
L3Harris Technologies, Inc.,
Sr. Unsec’d. Notes
3.832%	04/27/25	40	38,662
Agriculture — 0.0%
Altria Group, Inc.,
Gtd. Notes
2.350%	05/06/25	35	32,495
Airlines — 0.1%
American Airlines 2014-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.700%	04/01/28	57	48,545
American Airlines 2016-1 Class B Pass-Through Trust,
Pass-Through Certificates
5.250%	07/15/25	227	215,904
Delta Air Lines, Inc.,
Sr. Unsec’d. Notes
3.800%	04/19/23	42	41,585
United Airlines 2016-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.450%	01/07/30	143	112,717
United Airlines 2016-2 Class A Pass-Through Trust,
Pass-Through Certificates
3.100%	04/07/30	149	114,637
United Airlines 2019-1 Class AA Pass-Through Trust,
Pass-Through Certificates
4.150%	02/25/33	317	284,855
			818,243
Auto Manufacturers — 0.1%
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes
2.400%	04/10/28	595	476,594

A15

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Auto Manufacturers (cont’d.)
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
2.850%	11/01/22	143	$142,790
			619,384
Banks — 0.6%
ABN AMRO Bank NV (Netherlands),
Sub. Notes, 144A
4.750%	07/28/25	200	192,319
Banco Santander Chile (Chile),
Sr. Unsec’d. Notes, 144A
2.700%	01/10/25	225	209,149
Banco Santander SA (Spain),
Sr. Unsec’d. Notes
3.125%	02/23/23	200	198,759
3.490%	05/28/30	200	161,152
Bank of America Corp.,
Sr. Unsec’d. Notes
2.592%(ff)	04/29/31	350	278,057
Sr. Unsec’d. Notes, GMTN
3.500%	04/19/26	140	131,497
Sr. Unsec’d. Notes, MTN
2.676%(ff)	06/19/41	475	306,219
Sr. Unsec’d. Notes, Series N
2.651%(ff)	03/11/32	295	229,985
Sub. Notes, MTN
4.200%	08/26/24	10	9,843
4.450%	03/03/26	155	149,533
Bank of Montreal (Canada),
Sr. Unsec’d. Notes, MTN
4.700%	09/14/27(a)	340	328,613
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
2.852%(ff)	05/07/26	345	313,641
BPCE SA (France),
Sub. Notes, 144A, MTN
4.500%	03/15/25	200	190,315
4.875%	04/01/26	200	190,853
Citizens Financial Group, Inc.,
Sub. Notes
4.300%(ff)	02/11/31	109	103,745
Credit Agricole SA (France),
Sr. Unsec’d. Notes, 144A, MTN
3.750%	04/24/23	335	332,778
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
2.193%(ff)	06/05/26	380	332,204
Fifth Third Bancorp,
Sr. Unsec’d. Notes
1.625%	05/05/23	125	122,825
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
2.615%(ff)	04/22/32	255	197,683
3.750%	05/22/25	105	100,755
Sub. Notes
4.250%	10/21/25	350	337,424
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
3.125%	01/23/25	350	$335,541
3.559%(ff)	04/23/24	170	168,267
3.897%(ff)	01/23/49	450	333,749
Sub. Notes
4.250%	10/01/27	125	117,168
Manufacturers & Traders Trust Co.,
Sub. Notes
3.400%	08/17/27	250	224,902
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
1.538%(ff)	07/20/27	450	383,467
Morgan Stanley,
Sr. Unsec’d. Notes, MTN
3.622%(ff)	04/01/31	480	413,254
3.971%(ff)	07/22/38	140	111,663
NatWest Markets PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
2.375%	05/21/23	390	381,891
Nordea Bank Abp (Finland),
Sr. Unsec’d. Notes, 144A
1.000%	06/09/23	200	194,641
PNC Bank NA,
Sr. Unsec’d. Notes
3.500%	06/08/23	385	382,473
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
4.125%	09/24/25	200	191,733
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
2.393%(ff)	06/02/28	675	578,743
			8,234,841
Beverages — 0.0%
JDE Peet’s NV (Netherlands),
Gtd. Notes, 144A
1.375%	01/15/27(a)	490	405,279
Keurig Dr. Pepper, Inc.,
Gtd. Notes
2.550%	09/15/26	125	112,866
			518,145
Building Materials — 0.0%
Boral Finance Pty Ltd. (Australia),
Gtd. Notes, 144A
3.000%	11/01/22	30	29,942
Vulcan Materials Co.,
Sr. Unsec’d. Notes
4.500%	06/15/47	75	60,938
			90,880
Chemicals — 0.0%
LYB International Finance II BV,
Gtd. Notes
3.500%	03/02/27	170	155,115

A16

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Chemicals (cont’d.)
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes
4.000%	12/15/26	80	$75,787
			230,902
Commercial Services — 0.1%
ERAC USA Finance LLC,
Gtd. Notes, 144A
3.850%	11/15/24	10	9,673
Experian Finance PLC (United Kingdom),
Gtd. Notes, 144A
4.250%	02/01/29	200	181,300
George Washington University (The),
Unsec’d. Notes, Series 2014
4.300%	09/15/44	75	63,803
Unsec’d. Notes, Series 2016
3.545%	09/15/46	60	44,273
Massachusetts Institute of Technology,
Unsec’d. Notes
3.959%	07/01/38	75	67,194
Northwestern University,
Unsec’d. Notes, Series 2020
2.640%	12/01/50	150	101,021
President & Fellows of Harvard College,
Unsec’d. Notes
3.619%	10/01/37	35	30,150
RELX Capital, Inc. (United Kingdom),
Gtd. Notes
3.000%	05/22/30	170	143,220
3.500%	03/16/23	135	134,095
Transurban Finance Co. Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A
2.450%	03/16/31	265	204,572
3.375%	03/22/27	35	31,719
			1,011,020
Computers — 0.0%
Apple, Inc.,
Sr. Unsec’d. Notes
2.950%	09/11/49	295	208,227
Diversified Financial Services — 0.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
3.300%	01/23/23	385	383,185
4.875%	01/16/24	150	147,621
6.500%	07/15/25	150	149,856
Air Lease Corp.,
Sr. Unsec’d. Notes
2.200%	01/15/27	85	71,840
Avolon Holdings Funding Ltd. (Ireland),
Gtd. Notes, 144A
3.950%	07/01/24	150	141,968
Capital One Financial Corp.,
Sr. Unsec’d. Notes
3.650%	05/11/27(a)	295	270,650
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Diversified Financial Services (cont’d.)
Discover Financial Services,
Sr. Unsec’d. Notes
3.750%	03/04/25	75	$71,696
3.850%	11/21/22	255	254,840
Intercontinental Exchange, Inc.,
Sr. Unsec’d. Notes
1.850%	09/15/32	305	222,671
Synchrony Financial,
Sr. Unsec’d. Notes
4.250%	08/15/24	295	287,781
Western Union Co. (The),
Sr. Unsec’d. Notes
2.850%	01/10/25	145	137,272
			2,139,380
Electric — 0.2%
Appalachian Power Co.,
Sr. Unsec’d. Notes
4.400%	05/15/44	35	27,891
Ausgrid Finance Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A
3.850%	05/01/23	250	247,825
Duke Energy Corp.,
Sr. Unsec’d. Notes
2.650%	09/01/26	55	49,896
3.750%	09/01/46	45	31,890
Duke Energy Progress LLC,
First Mortgage
3.700%	10/15/46	125	94,331
Enel Finance International NV (Italy),
Gtd. Notes, 144A
1.875%	07/12/28	200	155,892
Eversource Energy,
Sr. Unsec’d. Notes, Series M
3.300%	01/15/28	85	76,923
Exelon Corp.,
Sr. Unsec’d. Notes
3.400%	04/15/26	280	263,581
FirstEnergy Corp.,
Sr. Unsec’d. Notes, Series C
7.375%	11/15/31	165	181,864
Mississippi Power Co.,
Sr. Unsec’d. Notes
3.950%	03/30/28	265	244,504
Ohio Power Co.,
Sr. Unsec’d. Notes, Series D
6.600%	03/01/33	205	216,799
Pacific Gas & Electric Co.,
First Mortgage
2.100%	08/01/27	405	328,304
Southern Co. (The),
Sr. Unsec’d. Notes
4.250%	07/01/36	120	101,186
State Grid Overseas Investment BVI Ltd. (China),
Gtd. Notes, 144A, MTN
3.750%	05/02/23	500	497,175

A17

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Trans-Allegheny Interstate Line Co.,
Sr. Unsec’d. Notes, 144A
3.850%	06/01/25	130	$124,779
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
4.000%	01/15/43	170	133,501
Vistra Operations Co. LLC,
Sr. Sec’d. Notes, 144A
3.550%	07/15/24	250	238,137
			3,014,478
Entertainment — 0.0%
Warnermedia Holdings, Inc.,
Gtd. Notes, 144A
5.050%	03/15/42	475	355,535
Environmental Control — 0.0%
Republic Services, Inc.,
Sr. Unsec’d. Notes
3.375%	11/15/27	135	123,590
Foods — 0.0%
Conagra Brands, Inc.,
Sr. Unsec’d. Notes
4.600%	11/01/25	350	342,237
Forest Products & Paper — 0.0%
Celulosa Arauco y Constitucion SA (Chile),
Sr. Unsec’d. Notes, 144A
4.200%	01/29/30	200	163,350
International Paper Co.,
Sr. Unsec’d. Notes
4.800%	06/15/44	19	15,852
			179,202
Gas — 0.0%
APA Infrastructure Ltd. (Australia),
Gtd. Notes, 144A
4.250%	07/15/27	70	64,854
NiSource, Inc.,
Sr. Unsec’d. Notes
1.700%	02/15/31	385	284,505
3.950%	03/30/48	165	122,527
			471,886
Healthcare-Products — 0.0%
Abbott Laboratories,
Sr. Unsec’d. Notes
3.400%	11/30/23	98	96,866
4.750%	11/30/36	135	131,874
PerkinElmer, Inc.,
Sr. Unsec’d. Notes
1.900%	09/15/28(a)	365	293,272
			522,012
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services — 0.2%
AHS Hospital Corp.,
Unsec’d. Notes
5.024%	07/01/45	125	$116,500
Banner Health,
Unsec’d. Notes
1.897%	01/01/31	135	104,330
Baylor Scott & White Holdings,
Sec’d. Notes
3.967%	11/15/46	140	112,801
Unsec’d. Notes
4.185%	11/15/45	105	88,689
Centra Health, Inc.,
Unsec’d. Notes
4.700%	01/01/48	650	578,151
CommonSpirit Health,
Sr. Sec’d. Notes
2.760%	10/01/24	295	280,927
2.782%	10/01/30	145	115,564
Elevance Health, Inc.,
Sr. Unsec’d. Notes
4.650%	01/15/43	55	47,408
Hackensack Meridian Health, Inc.,
Sr. Sec’d. Notes
4.211%	07/01/48	340	281,841
HCA, Inc.,
Gtd. Notes
4.125%	06/15/29	360	317,244
Humana, Inc.,
Sr. Unsec’d. Notes
2.150%	02/03/32	135	102,608
MedStar Health, Inc.,
Sec’d. Notes, Series 20A
3.626%	08/15/49	315	231,536
Memorial Sloan-Kettering Cancer Center,
Sr. Unsec’d. Notes, Series 2015
4.200%	07/01/55	75	62,836
NYU Langone Hospitals,
Sec’d. Notes
4.784%	07/01/44	115	102,990
Stanford Health Care,
Unsec’d. Notes, Series 2018
3.795%	11/15/48	170	132,783
Trinity Health Corp.,
Sec’d. Notes
4.125%	12/01/45	140	117,984
West Virginia United Health System Obligated Group,
Sec’d. Notes, Series 2018
4.924%	06/01/48	445	393,869
			3,188,061
Insurance — 0.2%
AIA Group Ltd. (Hong Kong),
Sr. Unsec’d. Notes, 144A, MTN
3.200%	03/11/25	200	192,498

A18

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Insurance (cont’d.)
Aon Corp.,
Gtd. Notes
2.200%	11/15/22	395	$393,920
Aon Global Ltd.,
Gtd. Notes
4.750%	05/15/45	75	63,344
Berkshire Hathaway, Inc.,
Sr. Unsec’d. Notes
2.750%	03/15/23	140	139,058
Equitable Holdings, Inc.,
Sr. Unsec’d. Notes
3.900%	04/20/23	87	86,621
First American Financial Corp.,
Sr. Unsec’d. Notes
4.600%	11/15/24	50	48,968
Jackson Financial, Inc.,
Sr. Unsec’d. Notes
1.125%	11/22/23	305	291,175
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
4.850%	08/01/44(a)	310	253,915
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
3.500%	06/03/24	320	312,584
New York Life Global Funding,
Sec’d. Notes, 144A
1.100%	05/05/23	80	78,555
Principal Financial Group, Inc.,
Gtd. Notes
2.125%	06/15/30	260	203,433
3.400%	05/15/25	100	95,842
Protective Life Global Funding,
Sec’d. Notes, 144A
1.170%	07/15/25	350	312,269
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.900%	09/15/44	70	62,414
Willis North America, Inc.,
Gtd. Notes
3.600%	05/15/24	130	126,106
			2,660,702
Internet — 0.0%
Amazon.com, Inc.,
Sr. Unsec’d. Notes
2.800%	08/22/24	120	116,291
3.875%	08/22/37	150	130,608
5.200%	12/03/25	160	162,552
Booking Holdings, Inc.,
Sr. Unsec’d. Notes
3.650%	03/15/25	75	72,771
Expedia Group, Inc.,
Gtd. Notes
5.000%	02/15/26	98	96,098
			578,320
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Iron/Steel — 0.0%
Nucor Corp.,
Sr. Unsec’d. Notes
2.700%	06/01/30	140	$115,079
Lodging — 0.0%
Hyatt Hotels Corp.,
Sr. Unsec’d. Notes
3.375%	07/15/23	85	84,095
Media — 0.1%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
4.500%	02/01/24	350	346,033
4.908%	07/23/25	215	209,806
Cox Communications, Inc.,
Gtd. Notes, 144A
2.950%	10/01/50	530	312,490
Fox Corp.,
Sr. Unsec’d. Notes
4.030%	01/25/24	420	414,071
			1,282,400
Mining — 0.0%
Corp. Nacional del Cobre de Chile (Chile),
Sr. Unsec’d. Notes, 144A
3.750%	01/15/31	200	170,300
Oil & Gas — 0.1%
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
2.950%	07/15/30	290	238,434
Chevron Corp.,
Sr. Unsec’d. Notes
1.995%	05/11/27	140	124,194
Eni SpA (Italy),
Sr. Unsec’d. Notes, Series XR, 144A
4.000%	09/12/23	200	197,602
Hess Corp.,
Sr. Unsec’d. Notes
4.300%	04/01/27	135	126,832
Pertamina Persero PT (Indonesia),
Sr. Unsec’d. Notes, 144A, MTN
4.300%	05/20/23	200	198,450
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
1.125%	01/15/26	145	126,627
Woodside Finance Ltd. (Australia),
Gtd. Notes, 144A
3.700%	09/15/26	50	45,967
3.700%	03/15/28	180	159,107
4.500%	03/04/29	250	228,909
			1,446,122
Oil & Gas Services — 0.0%
Schlumberger Holdings Corp.,
Sr. Unsec’d. Notes, 144A
3.750%	05/01/24	170	166,839

A19

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals — 0.1%
AbbVie, Inc.,
Sr. Unsec’d. Notes
3.200%	05/14/26	55	$51,427
4.250%	11/21/49	275	220,664
4.500%	05/14/35	140	124,910
4.700%	05/14/45	195	165,661
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
2.823%	05/20/30	170	142,480
3.700%	06/06/27	165	153,650
Cigna Corp.,
Gtd. Notes
3.750%	07/15/23	94	93,238
CVS Health Corp.,
Sr. Unsec’d. Notes
1.875%	02/28/31	170	129,477
2.700%	08/21/40	90	58,836
5.050%	03/25/48	350	308,117
Perrigo Finance Unlimited Co.,
Gtd. Notes
4.400%	06/15/30(a)	460	375,636
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
2.875%	09/23/23	87	85,087
			1,909,183
Pipelines — 0.1%
Boardwalk Pipelines LP,
Gtd. Notes
4.450%	07/15/27	50	46,488
4.950%	12/15/24	60	59,342
Cameron LNG LLC,
Sr. Sec’d. Notes, 144A
2.902%	07/15/31	115	94,871
3.701%	01/15/39	115	88,575
Enbridge, Inc. (Canada),
Gtd. Notes
4.000%	10/01/23	65	64,644
4.250%	12/01/26	55	52,362
Energy Transfer LP,
Sr. Unsec’d. Notes
3.750%	05/15/30	145	123,083
5.250%	04/15/29	245	231,082
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes
4.250%	09/15/46	45	33,662
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
4.200%	03/15/28	130	118,690
4.500%	05/15/30	95	86,570
Spectra Energy Partners LP,
Gtd. Notes
3.375%	10/15/26	110	101,444
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
5.100%	09/15/45	115	$97,384
			1,198,197
Real Estate Investment Trusts (REITs) — 0.2%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
3.450%	04/30/25(a)	415	397,971
Boston Properties LP,
Sr. Unsec’d. Notes
3.650%	02/01/26	75	70,643
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
3.900%	03/15/27	70	63,648
4.050%	07/01/30	145	122,429
4.125%	06/15/26	95	88,731
Crown Castle, Inc.,
Sr. Unsec’d. Notes
2.250%	01/15/31	365	278,600
3.700%	06/15/26	140	131,316
4.750%	05/15/47	85	69,755
Essex Portfolio LP,
Gtd. Notes
4.500%	03/15/48	250	200,353
Healthcare Realty Holdings LP,
Gtd. Notes
3.625%	01/15/28	110	96,639
Healthpeak Properties, Inc.,
Sr. Unsec’d. Notes
2.875%	01/15/31	85	69,357
Kilroy Realty LP,
Gtd. Notes
3.450%	12/15/24	140	134,189
4.250%	08/15/29	80	70,583
4.375%	10/01/25	40	38,435
Kimco Realty Corp.,
Sr. Unsec’d. Notes
3.300%	02/01/25	125	120,104
Life Storage LP,
Gtd. Notes
4.000%	06/15/29	310	275,216
Public Storage,
Sr. Unsec’d. Notes
1.950%	11/09/28	215	179,022
Realty Income Corp.,
Sr. Unsec’d. Notes
3.100%	12/15/29	425	364,711
3.950%	08/15/27	135	126,831
Regency Centers LP,
Gtd. Notes
4.125%	03/15/28	130	119,509
SBA Tower Trust,
Asset-Backed, 144A
2.836%	01/15/50	255	238,563

A20

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Simon Property Group LP,
Sr. Unsec’d. Notes
3.375%	10/01/24	80	$77,619
			3,334,224
Retail — 0.1%
AutoZone, Inc.,
Sr. Unsec’d. Notes
1.650%	01/15/31	505	375,432
3.125%	04/18/24	110	107,035
3.125%	04/21/26	70	65,417
Carvana Co.,
Gtd. Notes, 144A
10.250%	05/01/30(a)	515	343,318
O’Reilly Automotive, Inc.,
Sr. Unsec’d. Notes
3.600%	09/01/27	170	157,612
QVC, Inc.,
Sr. Sec’d. Notes
4.450%	02/15/25	10	8,551
4.850%	04/01/24	85	79,975
Ross Stores, Inc.,
Sr. Unsec’d. Notes
1.875%	04/15/31	135	100,903
TJX Cos., Inc. (The),
Sr. Unsec’d. Notes
1.600%	05/15/31	145	109,596
			1,347,839
Software — 0.0%
Fiserv, Inc.,
Sr. Unsec’d. Notes
3.200%	07/01/26	200	184,339
Microsoft Corp.,
Sr. Unsec’d. Notes
2.921%	03/17/52	130	91,916
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
2.000%	06/30/30	115	88,263
			364,518
Telecommunications — 0.0%
AT&T, Inc.,
Sr. Unsec’d. Notes
4.350%	03/01/29	135	126,239
Crown Castle Towers LLC,
Asset-Backed, 144A
3.663%	05/15/45	50	48,414
Rogers Communications, Inc. (Canada),
Gtd. Notes
3.625%	12/15/25	45	42,308
			216,961
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Toys/Games/Hobbies — 0.0%
Hasbro, Inc.,
Sr. Unsec’d. Notes
3.000%	11/19/24(a)	305	$292,441
Transportation — 0.0%
Autoridad del Canal de Panama (Panama),
Sr. Unsec’d. Notes, 144A
4.950%	07/29/35	200	189,350
Kansas City Southern,
Gtd. Notes
3.500%	05/01/50	385	269,345
4.300%	05/15/43	80	64,429
			523,124
Trucking & Leasing — 0.1%
GATX Corp.,
Sr. Unsec’d. Notes
3.250%	09/15/26	255	233,503
3.500%	03/15/28	200	176,594
SMBC Aviation Capital Finance DAC (Ireland),
Gtd. Notes, 144A
3.550%	04/15/24	200	192,368
4.125%	07/15/23	200	197,284
			799,749

Total Corporate Bonds (cost $44,901,880)			38,936,992
Municipal Bonds — 0.3%
California — 0.1%
Bay Area Toll Authority,
Taxable, Revenue Bonds, BABs, Series S3
6.907%	10/01/50	230	281,680
California State Public Works Board,
Taxable, Revenue Bonds, BABs
7.804%	03/01/35	200	233,776
Northern California Power Agency,
Taxable, Revenue Bonds, BABs, Series B
7.311%	06/01/40	200	229,648
San Jose Redevelopment Agency Successor Agency,
Taxable, Series A-T
3.375%	08/01/34	165	142,981
State of California,
General Obligation Unlimited, Taxable, BABs
7.500%	04/01/34	120	141,446
7.625%	03/01/40	100	123,084
University of California,
Taxable, Revenue Bonds, Series J
4.131%	05/15/45	15	12,998
			1,165,613
Florida — 0.1%
County of Miami-Dade Water & Sewer System Revenue,
Taxable, Revenue Bonds, Series C
3.490%	10/01/42	405	310,826

A21

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
Florida (cont’d.)
Florida Development Finance Corp.,
Taxable, Revenue Bonds, Series B
4.109%	04/01/50	610	$453,923
			764,749
Georgia — 0.0%
Municipal Electric Authority of Georgia,
Taxable, Revenue Bonds, BABs
6.655%	04/01/57	326	345,294
Illinois — 0.0%
Metropolitan Water Reclamation District of Greater Chicago,
General Obligation Limited, Taxable, BABs
5.720%	12/01/38	210	222,889
Michigan — 0.0%
Detroit City School District,
General Obligation Unlimited
6.645%	05/01/29	240	258,685
Great Lakes Water Authority Sewage Disposal System Revenue,
Taxable, Revenue Bonds, Series A
3.056%	07/01/39	170	129,530
			388,215
New York — 0.1%
Metropolitan Transportation Authority,
Revenue Bonds, BABs
6.548%	11/15/31	410	428,027
New York State Dormitory Authority,
Taxable, Revenue Bonds, Series B
3.879%	07/01/46	375	301,968
Port Authority of New York & New Jersey,
Taxable, Revenue Bonds
5.310%	08/01/46	50	48,942
			778,937
North Carolina — 0.0%
University of North Carolina at Chapel Hill,
Taxable, Revenue Bonds
3.847%	12/01/34	150	133,937
South Carolina — 0.0%
South Carolina Public Service Authority,
Taxable, Revenue Bonds, Series D
2.388%	12/01/23	120	116,883
Texas — 0.0%
Dallas/Fort Worth International Airport,
Taxable, Revenue Bonds, Series A
2.994%	11/01/38	480	381,465
Texas Private Activity Bond Surface Transportation Corp.,
Taxable, Revenue Bonds, Series B
3.922%	12/31/49	480	363,355
			744,820
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
Wisconsin — 0.0%
State of Wisconsin,
Taxable, Revenue Bonds, Series A
3.954%	05/01/36	250	$220,967

Total Municipal Bonds (cost $5,851,775)			4,882,304
Residential Mortgage-Backed Securities — 0.4%
Angel Oak Mortgage Trust,
Series 2020-05, Class A1, 144A
1.373%(cc)	05/25/65	83	74,454
Series 2020-06, Class A2, 144A
1.518%(cc)	05/25/65	88	75,949
Series 2020-06, Class M1, 144A
2.805%(cc)	05/25/65	385	306,954
Series 2021-01, Class A1, 144A
0.909%(cc)	01/25/66	323	275,470
Series 2021-01, Class A2, 144A
1.115%(cc)	01/25/66	92	78,240
Series 2021-02, Class A1, 144A
0.985%(cc)	04/25/66	281	238,778
Citigroup Mortgage Loan Trust, Inc.,
Series 2020-EXP02, Class A3, 144A
2.500%(cc)	08/25/50	284	234,987
Connecticut Avenue Securities Trust,
Series 2022-R01, Class 1M1, 144A, 30 Day Average SOFR + 1.000% (Cap N/A, Floor 0.000%)
3.281%(c)	12/25/41	114	111,503
Deephaven Residential Mortgage Trust,
Series 2021-02, Class A1, 144A
0.899%(cc)	04/25/66	110	93,085
Ellington Financial Mortgage Trust,
Series 2019-02, Class A3, 144A
3.046%(cc)	11/25/59	63	59,503
Series 2021-02, Class A1, 144A
0.931%(cc)	06/25/66	159	132,292
Fannie Mae Connecticut Avenue Securities,
Series 2017-C04, Class 2ED2, 1 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)
4.184%(c)	11/25/29	461	455,939
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2021-DNA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)
4.381%(c)	10/25/33	220	209,545
Series 2021-DNA06, Class M2, 144A, 30 Day Average SOFR + 1.500% (Cap N/A, Floor 0.000%)
3.781%(c)	10/25/41	285	258,637
Series 2021-HQA01, Class M1, 144A, 30 Day Average SOFR + 0.700% (Cap N/A, Floor 0.000%)
2.981%(c)	08/25/33	92	91,948
Flagstar Mortgage Trust,
Series 2021-05INV, Class A2, 144A
2.500%(cc)	07/25/51	680	540,328
Freddie Mac REMIC,
Series 4623, Class MF, 1 Month LIBOR + 0.500% (Cap 6.500%, Floor 0.500%)
3.318%(c)	10/15/46	20	20,086

A22

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 4977, Class IO,
4.500%	05/25/50	118	$18,661
Galton Funding Mortgage Trust,
Series 2018-01, Class A23, 144A
3.500%(cc)	11/25/57	19	16,931
Series 2019-H01, Class A3, 144A
2.964%(cc)	10/25/59	265	257,958
Government National Mortgage Assoc.,
Series 2017-184, Class JH
3.000%	12/20/47	15	13,515
Series 2018-08, Class DA
3.000%	11/20/47	10	9,624
Series 2022-63, Class LM
3.500%	10/20/50	200	170,911
GS Mortgage-Backed Securities Corp. Trust,
Series 2021-PJ05, Class A8, 144A
2.500%(cc)	10/25/51	675	577,843
JPMorgan Mortgage Trust,
Series 2020-INV02, Class A3, 144A
3.000%(cc)	10/25/50	230	197,794
MetLife Securitization Trust,
Series 2018-01A, Class A, 144A
3.750%(cc)	03/25/57	229	215,800
Mill City Mortgage Loan Trust,
Series 2018-01, Class A1, 144A
3.250%(cc)	05/25/62	80	77,204
Morgan Stanley Residential Mortgage Loan Trust,
Series 2021-02, Class A9, 144A
2.500%(cc)	05/25/51	144	112,666
New Residential Mortgage Loan Trust,
Series 2019-NQM5, Class A1, 144A
2.710%(cc)	11/25/59	170	154,207
OBX Trust,
Series 2019-EXP03, Class 1A9, 144A
3.500%(cc)	10/25/59	51	47,134
Series 2019-EXP03, Class 2A2, 144A, 1 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)
4.184%(c)	10/25/59	26	24,880
Series 2020-EXP01, Class 1A8, 144A
3.500%(cc)	02/25/60	64	57,234
Series 2020-EXP01, Class 2A2, 144A, 1 Month LIBOR + 0.950% (Cap N/A, Floor 0.000%)
4.034%(c)	02/25/60	33	31,534
Series 2020-EXP02, Class A8, 144A
3.000%(cc)	05/25/60	176	157,694
PSMC Trust,
Series 2021-02, Class A3, 144A
2.500%(cc)	05/25/51	551	476,399
Sequoia Mortgage Trust,
Series 2018-CH02, Class A3, 144A
4.000%(cc)	06/25/48	37	34,601
SG Residential Mortgage Trust,
Series 2019-03, Class A1, 144A
2.703%(cc)	09/25/59	14	13,890
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Starwood Mortgage Residential Trust,
Series 2020-INV01, Class A1, 144A
1.027%(cc)	11/25/55	116	$107,150
Series 2021-02, Class A2, 144A
1.172%(cc)	05/25/65	102	94,929
Towd Point Mortgage Trust,
Series 2018-01, Class A1, 144A
3.000%(cc)	01/25/58	33	31,643
Verus Securitization Trust,
Series 2021-01, Class A1, 144A
0.815%(cc)	01/25/66	156	134,442
Wells Fargo Mortgage-Backed Securities Trust,
Series 2021-RR1, Class A1, 144A
2.500%(cc)	12/25/50	353	283,438

Total Residential Mortgage-Backed Securities (cost $7,567,211)			6,575,780
Sovereign Bonds — 0.1%
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
4.000%	02/26/24	200	194,663
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
2.659%	05/24/31	525	402,675
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
6.700%	01/26/36	60	58,736
Province of Manitoba (Canada),
Sr. Unsec’d. Notes
3.050%	05/14/24	250	244,807

Total Sovereign Bonds (cost $1,028,097)			900,881
U.S. Government Agency Obligations — 3.2%
Federal Home Loan Mortgage Corp.
2.000%	03/01/42	362	302,906
2.000%	05/01/51	172	139,558
2.000%	05/01/51	346	281,008
2.000%	12/01/51	1,332	1,081,782
2.000%	03/01/52	2,859	2,319,685
2.500%	03/01/42	332	284,112
2.500%	05/01/51	90	76,350
2.500%	06/01/51	143	120,515
2.500%	06/01/51	213	182,851
2.500%	07/01/51	103	86,820
2.500%	08/01/51	291	245,148
2.500%	10/01/51	546	459,857
2.500%	01/01/52	770	650,495
2.500%	02/01/52	180	151,284
2.500%	05/01/52	852	715,551
3.000%	01/01/27	7	7,029
3.000%	02/01/30	18	17,565
3.000%	05/01/30	27	26,595
3.000%	03/01/35	144	133,852
3.000%	02/01/47	403	357,949

A23

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
3.500%	06/01/33	127	$120,862
3.500%	03/01/42	2	1,426
3.500%	12/01/42	48	44,528
3.500%	07/01/43	32	29,223
3.500%	01/01/44	69	63,395
3.500%	03/01/45	131	121,256
3.500%	03/01/46	122	112,624
3.500%	01/01/48	396	362,928
4.000%	09/01/40	1	842
4.000%	12/01/40	15	13,857
4.000%	02/01/41	15	14,445
4.000%	04/01/42	3	2,490
4.000%	06/01/42	9	8,839
4.000%	11/01/45	49	47,071
4.000%	01/01/50	167	156,284
4.500%	05/01/40	6	6,369
4.500%	10/01/41	43	42,490
4.500%	05/01/42	23	22,763
4.500%	05/01/50	30	29,088
5.000%	07/01/35	14	14,487
5.000%	09/01/39	3	2,741
5.500%	06/01/36	21	21,740
6.000%	01/01/38	4	4,023
Federal National Mortgage Assoc.
1.500%	05/01/37	626	537,418
1.500%	01/01/42	369	295,188
2.000%	07/01/28	6	5,888
2.000%	04/01/42	368	307,967
2.000%	10/01/50	166	134,983
2.000%	05/01/51	750	610,674
2.000%	02/01/52	479	389,640
2.000%	03/01/52	2,065	1,677,016
2.000%	04/01/52	428	347,715
2.500%	05/01/30	18	16,623
2.500%	11/01/34	97	89,619
2.500%	04/01/37	783	710,845
2.500%	08/01/51	459	386,640
2.500%	10/01/51	257	216,435
2.500%	10/01/51	853	719,139
2.500%	01/01/52	384	324,573
2.500%	01/01/52	555	466,956
2.500%	02/01/52	244	205,898
2.500%	03/01/52	40	33,576
2.500%	04/01/52	287	241,824
2.500%	08/01/52	314	264,548
2.500%	09/01/52	197	165,927
3.000%	TBA	7,105	6,182,738
3.000%	12/01/27	4	3,413
3.000%	06/01/28	72	69,216
3.000%	10/01/28	9	8,758
3.000%	03/01/30	38	35,727
3.000%	09/01/33	7	6,601
3.000%	01/01/35	33	31,102
3.000%	05/01/35	217	202,324
3.000%	06/01/35	77	71,603
3.000%	11/01/36	18	16,565
3.000%	11/01/36	71	65,317
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
3.000%	12/01/36	21	$19,480
3.000%	02/01/40	397	357,581
3.000%	04/01/40	156	141,745
3.000%	01/01/43	20	18,249
3.000%	01/01/43	95	85,410
3.000%	02/01/43	149	133,702
3.000%	03/01/43	122	108,979
3.000%	05/01/43	1	789
3.000%	05/01/43	15	13,738
3.000%	05/01/43	38	34,044
3.000%	05/01/43	75	66,868
3.000%	07/01/43	11	9,503
3.000%	09/01/43	59	52,274
3.000%	06/01/46	1,090	973,583
3.000%	09/01/46	22	19,726
3.000%	11/01/46	10	9,200
3.000%	11/01/46	16	14,327
3.000%	11/01/46	30	26,329
3.000%	11/01/46	74	66,032
3.000%	11/01/46	101	89,451
3.000%	12/01/46	18	16,070
3.000%	12/01/46	54	47,822
3.000%	12/01/46	86	76,856
3.000%	12/01/46	89	79,021
3.000%	12/01/46	90	80,167
3.000%	01/01/47	62	55,016
3.000%	02/01/47	125	112,120
3.000%	08/01/49	91	81,428
3.000%	02/01/50	291	256,017
3.000%	03/01/50	198	175,219
3.000%	07/01/50	148	130,204
3.000%	08/01/50	104	90,978
3.000%	09/01/50	5	4,731
3.000%	10/01/51	66	58,202
3.500%	TBA	1,140	1,025,911
3.500%	08/01/32	118	112,532
3.500%	11/01/32	84	79,850
3.500%	02/01/35	7	6,524
3.500%	06/01/38	26	23,878
3.500%	10/01/41	6	5,707
3.500%	07/01/42	25	22,973
3.500%	06/01/43	11	9,900
3.500%	06/01/43	12	11,026
3.500%	07/01/43	65	59,368
3.500%	08/01/43	72	66,542
3.500%	09/01/43	34	31,523
3.500%	03/01/44	17	15,982
3.500%	07/01/44	41	37,311
3.500%	04/01/45	—(r)	423
3.500%	04/01/45	13	11,590
3.500%	04/01/45	53	48,350
3.500%	05/01/45	38	35,079
3.500%	07/01/45	74	67,607
3.500%	09/01/45	74	68,319
3.500%	11/01/45	15	13,901
3.500%	11/01/45	16	14,285
3.500%	12/01/45	132	121,671

A24

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
3.500%	01/01/46	57	$52,806
3.500%	02/01/47	14	12,845
3.500%	02/01/47	292	268,272
3.500%	12/01/47	4	3,937
3.500%	02/01/48	23	21,303
3.500%	10/01/49	126	115,324
3.500%	05/01/50	177	160,770
3.500%	07/01/50	187	170,962
3.500%	01/01/52	441	397,350
4.000%	TBA	605	561,350
4.000%	11/01/40	17	15,821
4.000%	12/01/40	5	4,605
4.000%	02/01/41	11	10,256
4.000%	02/01/41	13	12,759
4.000%	02/01/41	27	25,896
4.000%	02/01/41	35	33,595
4.000%	02/01/41	513	488,723
4.000%	01/01/42	12	11,126
4.000%	08/01/42	22	21,162
4.000%	01/01/43	10	9,155
4.000%	03/01/44	135	128,598
4.000%	06/01/45	16	14,575
4.000%	09/01/45	4	3,885
4.000%	10/01/45	51	47,900
4.000%	10/01/45	361	343,908
4.000%	11/01/45	5	4,924
4.000%	12/01/45	4	4,054
4.000%	01/01/46	34	32,463
4.000%	03/01/46	12	11,475
4.000%	07/01/46	34	32,292
4.000%	09/01/46	4	3,874
4.000%	12/01/46	5	4,895
4.000%	05/01/47	203	192,258
4.000%	10/01/47	60	56,899
4.000%	10/01/51	249	233,142
4.500%	TBA	525	500,103
4.500%	09/01/35	13	13,061
4.500%	12/01/39	2	2,381
4.500%	03/01/40	5	4,908
4.500%	08/01/40	26	25,159
4.500%	10/01/40	14	13,903
4.500%	04/01/41	50	49,161
4.500%	05/01/41	6	6,191
4.500%	01/01/44	16	15,351
4.500%	01/01/44	44	43,268
4.500%	04/01/44	23	22,586
4.500%	03/01/46	16	15,066
4.500%	03/01/46	75	73,857
4.500%	07/01/46	54	52,501
4.500%	05/01/47	112	109,247
4.500%	08/01/48	29	27,683
4.500%	12/01/48	147	141,809
4.500%	09/01/49	191	185,114
4.500%	11/01/49	6	5,805
4.500%	01/01/50	23	22,484
4.500%	05/01/50	38	36,879
4.500%	07/01/52	382	364,687
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
4.500%	08/01/52	91	$86,874
5.000%	TBA	1,000	974,068
5.000%	10/01/33	7	6,545
5.000%	11/01/33	2	1,581
5.000%	11/01/33	2	1,684
5.000%	10/01/34	2	2,334
5.000%	04/01/35	1	1,058
5.000%	07/01/35	1	1,348
5.000%	07/01/35	4	4,328
5.000%	07/01/35	6	5,816
5.000%	10/01/35	8	7,701
5.000%	10/01/35	318	320,045
5.000%	07/01/41	97	97,457
5.000%	02/01/42	15	15,053
5.000%	05/01/42	11	11,121
5.000%	07/01/42	24	24,517
5.000%	12/01/47	39	39,789
5.000%	09/01/52	1,114	1,086,083
5.500%	04/01/34	3	3,544
5.500%	02/01/35	8	8,070
5.500%	11/01/35	14	14,796
5.500%	12/01/35	94	96,776
5.500%	01/01/36	3	2,962
5.500%	07/01/36	16	16,892
5.500%	08/01/37	20	20,372
5.500%	08/01/37	191	196,121
6.000%	02/01/34	61	62,584
6.000%	04/01/35	4	3,970
6.000%	04/01/35	4	4,262
6.000%	03/01/37	14	14,624
6.000%	01/01/40	3	3,201
6.000%	07/01/41	51	53,883
6.000%	07/01/41	208	218,113
6.500%	11/01/36	6	5,931
Government National Mortgage Assoc.
2.000%	03/20/51	298	249,877
2.000%	07/20/51	300	251,338
2.000%	08/20/51	969	811,842
2.000%	01/20/52	367	306,891
2.000%	05/20/52	477	398,374
2.500%	08/20/51	205	176,768
2.500%	10/20/51	1,212	1,044,872
2.500%	11/20/51	554	477,347
2.500%	12/20/51	245	211,423
3.000%	08/20/43	13	11,995
3.000%	10/20/45	160	144,170
3.000%	05/20/46	77	69,325
3.000%	06/20/46	102	91,200
3.000%	07/20/46	44	39,926
3.000%	09/20/46	112	100,170
3.000%	08/20/49	51	44,635
3.000%	10/20/49	84	73,603
3.000%	07/20/51	558	497,218
3.000%	10/20/51	518	458,991
3.500%	01/15/42	5	4,519
3.500%	03/20/42	12	10,810
3.500%	05/20/42	4	3,907

A25

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
3.500%	06/20/42	198	$183,798
3.500%	08/20/42	9	8,631
3.500%	12/20/42	5	4,450
3.500%	01/20/43	35	32,104
3.500%	02/20/43	11	10,622
3.500%	03/20/43	14	12,740
3.500%	04/20/43	39	36,556
3.500%	09/20/43	44	41,093
3.500%	10/15/43	18	16,526
3.500%	02/20/45	6	5,836
3.500%	07/20/45	456	421,520
3.500%	10/20/45	8	7,127
3.500%	02/20/46	23	20,952
3.500%	02/20/46	26	23,385
3.500%	07/20/46	35	32,057
3.500%	10/20/46	2	1,902
3.500%	11/20/46	125	115,163
3.500%	04/20/47	47	43,228
3.500%	07/20/47	70	64,461
3.500%	02/20/48	103	94,666
3.500%	04/20/50	498	456,283
4.000%	02/15/41	3	3,077
4.000%	03/15/41	3	2,857
4.000%	10/20/41	21	19,892
4.000%	04/20/42	15	13,958
4.000%	01/20/44	48	45,675
4.000%	02/20/44	15	14,698
4.000%	01/20/46	26	24,599
4.000%	05/20/46	31	29,125
4.000%	09/20/47	320	304,382
4.000%	10/20/50	83	78,151
4.500%	TBA	420	402,002
4.500%	05/20/40	10	9,558
4.500%	01/20/41	16	15,744
4.500%	09/15/45	16	16,052
4.500%	03/20/47	189	185,019
4.500%	08/20/47	76	73,943
4.500%	09/20/48	48	45,628
5.000%	TBA	130	127,228
5.000%	01/20/33	1	866
5.000%	05/20/33	5	5,311
5.000%	12/20/34	4	4,075
5.000%	02/20/35	4	3,642
5.000%	03/20/35	3	2,900
5.000%	06/20/35	1	531
5.000%	08/20/35	3	2,706
5.000%	12/20/35	4	3,739
5.000%	01/20/36	1	1,036
5.000%	03/20/36	5	5,180
5.000%	04/15/39	3	3,322
5.000%	04/20/39	4	3,880
5.000%	09/15/39	1	1,384
5.000%	12/15/39	6	6,180
5.000%	01/15/40	5	5,344
5.000%	02/15/40	3	3,058
5.000%	05/20/40	7	7,024
5.000%	06/15/40	5	5,053
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
5.000%	06/20/40	6	$6,538
5.000%	08/20/40	2	2,136
5.000%	10/20/40	29	29,030
5.000%	11/20/40	15	15,419
5.000%	06/20/41	10	9,610
5.000%	08/20/42	2	1,645
5.000%	11/20/42	10	10,206
5.000%	06/20/47	—(r)	446
5.000%	07/20/47	36	36,138
5.000%	08/20/47	14	14,004
5.000%	10/20/47	25	25,028
5.000%	11/20/47	136	134,864
5.000%	02/20/48	23	23,056
5.000%	05/20/48	6	6,075
5.000%	06/20/48	21	20,699
5.000%	09/20/48	85	83,488
5.000%	06/20/49	131	130,653
5.500%	TBA	1,025	1,024,199
5.500%	08/20/38	5	5,687
5.500%	03/20/48	30	31,223
5.500%	04/20/48	24	24,505
5.500%	05/20/48	86	88,405
5.500%	09/20/48	—(r)	254
5.500%	10/20/48	7	6,686
5.500%	11/20/48	32	32,335
5.500%	12/20/48	76	77,567
5.500%	01/20/49	23	22,934

Total U.S. Government Agency Obligations (cost $53,058,917)			48,232,068
U.S. Treasury Obligations — 2.3%
U.S. Treasury Bonds
1.125%	05/15/40	1,460	911,816
1.750%	08/15/41	700	478,516
2.000%	11/15/41	100	71,562
2.000%	02/15/50	3,290	2,259,305
2.000%	08/15/51	900	614,391
2.250%	02/15/52	525	381,199
2.375%	05/15/51	165	123,389
3.250%	05/15/42	1,575	1,397,566
4.500%	05/15/38	230	247,789
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	07/15/24	15	14,218
0.125%	04/15/27	82	75,268
0.125%	01/15/32	24	20,731
0.125%	02/15/52	16	9,911
0.375%	07/15/25	16	15,157
0.500%	04/15/24	12	12,096
0.625%	01/15/24	2	2,231
0.625%	01/15/26	41	39,275
0.625%	07/15/32	6	5,004
0.750%	02/15/42	4	3,479
U.S. Treasury Notes
0.375%	04/30/25(a)(k)	2,925	2,649,182
0.375%	11/30/25	2,720	2,411,237
0.750%	03/31/26	12,110	10,753,302
1.250%	08/15/31	2,535	2,049,389

A26

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations(continued)
1.875%	02/28/27	1,200	$1,092,844
1.875%	02/15/32	1,320	1,119,112
2.750%	07/31/27	4,075	3,837,504
2.750%	08/15/32	595	544,332
2.875%	05/15/32(a)	1,815	1,679,159
3.000%	07/31/24	1,590	1,554,598

Total U.S. Treasury Obligations (cost $39,220,508)			34,373,562

Total Long-Term Investments (cost $1,477,692,461)			1,278,653,999

	Shares
Short-Term Investments — 19.5%
Affiliated Mutual Funds — 18.9%
PGIM Core Ultra Short Bond Fund(wa)	216,217,271	216,217,271
PGIM Institutional Money Market Fund (cost $71,585,066; includes $71,313,567 of cash collateral for securities on loan)(b)(wa)	71,640,766	71,590,618

Total Affiliated Mutual Funds (cost $287,802,337)		287,807,889

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligation(k)(n) — 0.6%
U.S. Treasury Bills
3.400%	02/16/23	8,660	8,544,049
(cost $8,548,759)

Total Short-Term Investments (cost $296,351,096)				296,351,938

TOTAL INVESTMENTS—103.4% (cost $1,774,043,557)				1,575,005,937

Liabilities in excess of other assets(z) — (3.4)%				(51,551,775)

Net Assets — 100.0%				$1,523,454,162

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR	American Depositary Receipt
BABs	Build America Bonds
BATE	CBOE- Europe – BXE Order Books
CDI	Chess Depository Interest
CDX	Credit Derivative Index
CLO	Collateralized Loan Obligation
EAFE	Europe, Australasia, Far East
FHLMC	Federal Home Loan Mortgage Corporation
GDR	Global Depositary Receipt
GMTN	Global Medium Term Note
IO	Interest Only (Principal amount represents notional)
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
NYSE	New York Stock Exchange
OBX	Oslo Stock Exchange
PJSC	Public Joint-Stock Company
PRFC	Preference Shares
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
S&P	Standard & Poor’s
SDR	Sweden Depositary Receipt
SGMX	Sigma X MTF
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
TIPS	Treasury Inflation-Protected Securities
XAMS	Amsterdam Stock Exchange
XASX	Australian Stock Exchange
XLON	London Stock Exchange
XNGS	NASDAQ Global Select Exchange
XTSE	Toronto Stock Exchange

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $54,088 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $69,493,460; cash collateral of $71,313,567 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2022.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(r)	Principal or notional amount is less than $500 par.
(wa)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

A27

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Futures contracts outstanding at September 30, 2022:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
27	2 Year U.S. Treasury Notes	Dec. 2022	$5,545,547	$(20,499)
122	5 Year U.S. Treasury Notes	Dec. 2022	13,115,953	(262,008)
27	10 Year U.S. Treasury Notes	Dec. 2022	3,025,687	(37,038)
31	20 Year U.S. Treasury Bonds	Dec. 2022	3,918,594	(62,043)
47	30 Year U.S. Ultra Treasury Bonds	Dec. 2022	6,439,000	(361,581)
365	Mini MSCI EAFE Index	Dec. 2022	30,305,950	(81,669)
123	Mini MSCI Emerging Markets Index	Dec. 2022	5,359,725	(30,572)
195	Russell 2000 E-Mini Index	Dec. 2022	16,280,550	(143,538)
464	S&P 500 E-Mini Index	Dec. 2022	83,554,800	(1,672,345)
42	S&P Mid Cap 400 E-Mini Index	Dec. 2022	9,274,440	(111,643)
				$(2,782,936)
Credit default swap agreements outstanding at September 30, 2022:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2022(4)	Value at Trade Date	Value at September 30, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.IG.39.V1	12/20/27	1.000%(Q)	24,800	1.075%	$(47,246)	$(77,546)	$(30,300)
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A28